UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4552
                                                     ---------------------

                      Liberty-Stein Roe Funds Income Trust
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                              Russell L. Kane, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-426-3363
                                                           -------------------

                  Date of fiscal year end: June 30, 2003
                                           ------------------

                  Date of reporting period: June 30, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                              LIBERTY INTERMEDIATE
                                    BOND FUND
                                  Annual Report
                                  June 30, 2003


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





                              LIBERTY INTERMEDIATE
                                    BOND FUND
                                  Annual Report
                                  June 30, 2003


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              To sign up for eDelivery, go to www.icsdelivery.com.

 PRESIDENT'S MESSAGE

[photo of Joseph R. Palombo]


Dear Shareholder:
Despite the uncertainty that hung over the markets and the economy as the nation prepared to go to war in Iraq, the twelve-month period ended on a high note. Virtually all major segments of the stock and bond markets posted positive returns for the period. The economy, though still struggling, has made progress toward recovery. And, a new tax law is intended to boost consumer spending power and make investing more attractive. The Jobs and Growth Tax Relief Reconciliation Act of 2003 accelerates income tax rate cuts for virtually all Americans and slashes the tax rates on dividends and long-term capital gains.

The government is counting on Americans to turn their good fortune into higher spending. And the financial media has been full of advice on how to take advantage of the new rate structure. As you debate what you will do if the lower tax rate turns into a modest personal windfall, consider strategies that could have a long-term impact on your portfolio. If your take-home pay increases as a result of the tax break and any rebate check you are entitled to receive--and if it's not eaten up by higher state taxesinvesting at least one third of it. Consider adding it to your retirement account, using it to start an education account for your child or setting it aside for an emergency. But make a commitment and stick to it. Think of it as found money, because that is what it is. You didn't have it before. But now that you've found it, you can put it to work for a long-term goal.

And before you take advice from a television pundit or a magazine cover story about how to take advantage of the recent tax changes, talk to your financial advisor. There may be tax-related strategies that make sense for you. But there are no one-size-fits-all solutions. Keep in mind that tax rates change, and many of the provisions of this law are set to expire in just a few short years.

CONSOLIDATION AND A NEW NAME: COLUMBIA
On a separate note, I am pleased to announce that, effective April 1, 2003, six of the asset management firms brought together when Columbia Management Group, Inc. was formed were consolidated and renamed Columbia Management Advisors, Inc. (Columbia Management). This consolidation does not affect the management or investment objectives of your fund and is the next step in our efforts to create a consistent identity and to streamline our organization. By consolidating these firms, we are able to create a more efficient organizational structure and strengthen certain key functions, such as research. Although the name of the asset manager familiar to you has changed, what hasn't changed is the commitment of our specialized investment teams to a multi-disciplined approach to investing, focused on our goal of offering shareholders the best products and services.

The following report will provide you with more detailed information about fund performance and the strategies used by the fund's managers, Michael Kennedy and Thomas LaPointe. As always, we thank you for investing in Liberty funds and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President



--------------------------------------------------------------------------------
MEET THE NEW PRESIDENT

Joseph R. Palombo, president and chairman of the Board of Trustees for Liberty Funds, is also chief operating officer and executive vice president of Columbia Management. Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE as of 6/30/03 ($)
         Class A                          9.18
         Class B                          9.18
         Class C                          9.18
         Class Z                          9.18

DISTRIBUTIONS DECLARED PER SHARE 7/1/02 - 6/30/03 ($)
         Class A                          0.48
         Class B                          0.41
         Class C                          0.43
         Class Z                          0.50
--------------------------------------------------------------------------------



The examples provided should be viewed as illustrations. They do not constitute tax or legal advice. Neither Columbia Management Advisors, Inc., nor its affiliates, including Liberty Funds Distributor, Inc., provide tax or legal advice. A tax advisor or attorney can provide you with answers to specific questions about taxes and other legal issues.


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

 PERFORMANCE INFORMATION


Value of a $10,000 investment
6/30/93 -- 6/30/03



PERFORMANCE OF A $10,000 INVESTMENT
6/30/93 -- 6/30/03 ($)

                  without      with
                   sales       sales
                  charge      charge
-------------------------------------
 Class A          19,559      18,633
-------------------------------------
 Class B          19,354      19,354
-------------------------------------
 Class C          19,394      19,394
-------------------------------------
 Class Z          19,715        n/a
-------------------------------------


[mountain chart data]:



                                                             Lehman Brothers
                  Class A shares        Class A shares             Aggregate
            without sales charge     with sales charge            Bond Index

6/1993                   $10,000               $ 9,525               $10,000
                          10,022                 9,546                10,057
                          10,176                 9,693                10,233
                          10,204                 9,719                10,261
                          10,243                 9,756                10,299
                          10,170                 9,687                10,211
                          10,257                 9,770                10,266
                          10,422                 9,927                10,405
                          10,257                 9,770                10,224
                          10,032                 9,556                 9,971
                           9,970                 9,496                 9,891
                           9,944                 9,472                 9,890
                           9,953                 9,480                 9,869
                          10,102                 9,622                10,065
                          10,136                 9,654                10,077
                          10,024                 9,548                 9,929
                          10,009                 9,534                 9,920
                           9,946                 9,474                 9,898
                           9,996                 9,521                 9,967
                          10,144                 9,662                10,164
                          10,350                 9,858                10,406
                          10,414                 9,919                10,469
                          10,563                10,061                10,616
                          10,876                10,360                11,027
                          10,960                10,440                11,107
                          10,958                10,437                11,083
                          11,109                10,581                11,217
                          11,208                10,676                11,326
                          11,335                10,796                11,473
                          11,514                10,967                11,645
                          11,682                11,127                11,808
                          11,799                11,238                11,886
                          11,612                11,061                11,679
                          11,532                10,984                11,597
                          11,463                10,918                11,532
                          11,463                10,918                11,509
                          11,596                11,045                11,664
                          11,649                11,096                11,695
                          11,646                11,093                11,675
                          11,836                11,273                11,878
                          12,071                11,498                12,142
                          12,304                11,720                12,350
                          12,211                11,631                12,235
                          12,284                11,700                12,273
                          12,323                11,738                12,303
                          12,183                11,604                12,167
                          12,369                11,782                12,349
                          12,501                11,908                12,467
                          12,676                12,074                12,615
                          13,036                12,417                12,956
                          12,901                12,288                12,846
                          13,083                12,461                13,034
                          13,211                12,583                13,223
                          13,263                12,633                13,284
                          13,349                12,715                13,418
                          13,524                12,881                13,590
                          13,549                12,906                13,579
                          13,622                12,975                13,625
                          13,693                13,043                13,696
                          13,812                13,156                13,826
                          13,884                13,225                13,944
                          13,916                13,255                13,973
                          13,849                13,192                14,201
                          14,140                13,469                14,533
                          13,915                13,254                14,456
                          14,130                13,459                14,539
                          14,206                13,531                14,582
                          14,354                13,672                14,686
                          14,169                13,496                14,429
                          14,329                13,648                14,508
                          14,390                13,707                14,555
                          14,292                13,614                14,426
                          14,245                13,569                14,380
                          14,247                13,570                14,318
                          14,242                13,566                14,311
                          14,386                13,703                14,477
                          14,404                13,719                14,531
                          14,435                13,750                14,529
                          14,386                13,703                14,460
                          14,416                13,732                14,412
                          14,565                13,873                14,586
                          14,712                14,013                14,779
                          14,622                13,928                14,736
                          14,540                13,850                14,729
                          14,904                14,196                15,035
                          15,066                14,351                15,172
                          15,303                14,576                15,392
                          15,448                14,714                15,489
                          15,470                14,735                15,591
                          15,632                14,890                15,847
                          15,912                15,156                16,141
                          16,296                15,521                16,406
                          16,491                15,708                16,549
                          16,602                15,813                16,632
                          16,558                15,772                16,562
                          16,762                15,966                16,661
                          16,772                15,975                16,724
                          17,163                16,348                17,099
                          17,384                16,559                17,296
                          17,204                16,386                17,498
                          17,446                16,617                17,864
                          17,437                16,609                17,617
                          17,350                16,526                17,505
                          17,484                16,653                17,646
                          17,578                16,743                17,818
                          17,455                16,626                17,522
                          17,611                16,774                17,862
                          17,781                16,937                18,013
                          17,627                16,789                18,168
                          17,491                16,660                18,388
                          17,762                16,918                18,699
                          17,845                16,998                19,002
                          17,622                16,785                18,915
                          17,892                17,042                18,909
                          18,286                17,417                19,300
                          18,370                17,497                19,318
                          18,638                17,753                19,584
                          18,698                17,809                19,569
                          19,030                18,126                19,731
                          19,491                18,565                20,098
6/2003                    19,559                18,633                20,064




AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/03 (%)

Share class                       A                           B                           C                     Z
Inception                      7/31/00                     2/1/02                      2/1/02                12/5/78
-------------------------------------------------------------------------------------------------------------------
                        without        with         without        with         without         with         without
                         sales         sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
1-year                   11.03          5.70         10.21          5.21         10.37           9.37         11.30
-------------------------------------------------------------------------------------------------------------------
5-year                    7.11          6.06          6.88          6.57          6.92           6.92          7.28
-------------------------------------------------------------------------------------------------------------------
10-year                   6.94          6.42          6.83          6.83          6.85           6.85          7.02
-------------------------------------------------------------------------------------------------------------------



Past performance cannot predict future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year -- 5%, second year -- 4%, third year -- 3%, fourth year -- 3%, fifth year -- 2%, sixth year -- 1%, thereafter -- 0%, and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A, B and C share (newer class shares) performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been lower.

SEC YIELDS AS OF 6/30/03 (%)
CLASS A                                    3.30
CLASS B                                    2.71
CLASS C                                    2.87
CLASS Z                                    3.71

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share. If the advisor or its affiliates had not waived certain fund expenses, the SEC yield would have been 3.20% and 2.72% for class A and class C, respectively.


[BAR CHART DATA]:
MATURITY BREAKDOWN AS OF 6/30/03 (%)

0-1 year                    2.6
1-5 years                  45.9
5-10 years                 40.6
10-20 years                 3.5
20+ years                   7.4

Maturity breakdown is calculated as a percentage of total net assets, based on each security's effective maturity and other conditions that affect a bond's maturity. Because the fund is actively managed, there is no guarantee that the fund will continue to maintain this maturity breakdown in the future



QUALITY BREAKDOWN
AS OF 6/30/03 (%)
AAA                         27.0
AA                          11.6
A                           24.8
BBB                         24.9
BB                          10.0
B                            1.7

Quality breakdown is calculated as a percentage of total net assets. Ratings shown in the quality breakdown represent the highest rating assigned to a particular bond by one of the following nationally-recognized rating agencies:
Standard & Poor's Corporation, Moody's Investors Service, Inc.or Fitch Investors Service, Inc. Because the fund is actively managed, there is no guarantee that the fund will continue to maintain this quality breakdown in the future.





 PORTFOLIO MANAGERS' REPORT


For the 12 months ended June 30, 2003, class A shares of Liberty Intermediate Bond Fund returned 11.03% without sales charge. The fund came out ahead of its benchmark, the Lehman Aggregate Bond Index, which posted a total return of 10.40% for the same period. The fund also beat its peer group, the Lipper Intermediate Investment Grade Bond Index, which had a total return of 9.99% for the year.1 Our decision to emphasize corporate securities, including high-yield issues, accounted for the fund's strong relative performance.

A STRONG PERIOD FOR BONDS
Expectations that low interest rates and large tax cuts would stimulate the economy triggered a stock market rally in October that also set the tone for corporate bonds. Money flowed from short-term commitments and government obligations into equities and corporate bonds. Corporate issues rose across a broad front through the end of the period, while Treasury issues failed to build on earlier gains. High-yield bonds were especially strong after years of declining prices, aided by lower default rates and less restrictive lending practices by banks.

LOWER QUALITY ISSUES WERE BEST PERFORMERS
With demand for high-yield issues handily outstripping supply early in the year, more aggressive strategies were rewarded. As a result, lower quality names performed better than higher-rated issues. CSC Holdings (0.7% of net assets),2 a cable and media company, saw its bonds rebound sharply following asset sales and increased financial flexibility. We also retained our position in iStar Financial (0.9% of net assets), a property developer, whose bonds suffered from pessimistic real estate forecasts that proved unfounded.

UTILITIES REBOUNDED
The utility sector recovered significantly after scandals at Enron (not held by the fund) had depressed the sector. We made a timely purchase of Northern States Power's bonds (0.5% of net assets). The bonds' price decline reflected problems at parent company Xcel Energy (0.2% of net assets). Because of their solid collateral, the bonds later rose. Bonds of Oncor Electric Delivery (0.5% of net assets) responded favorably when the company improved its balance sheet by reducing debt and selling selected assets.


--------------
1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.
2  Holdings are disclosed as of June 30, 2003, and are subject to change.

HEALTHSOUTH AND AIRLINE BONDS HURT RESULTS
We cut our losses and sold our investment in HealthSouth's bonds as news of multi-pronged investigations into the company's finances and governance surfaced. But we retained the equipment trust certificates of American Airlines, United Airlines and Delta Airlines (0.7%, 0.3% and 1.0% of net assets, respectively) after they fell. As investors recognized the value of the airlines that make up the bonds' collateral, all three issues began to recover.

MANAGERS EXPECT ECONOMIC RECOVERY
With interest rates at the lowest levels in decades and tax cuts working their way through the economy, we expect earnings to grow over the next 12 months. In addition, corporate America's focus on strengthening balance sheets should further enhance credit quality and bolster confidence in corporate bonds. For these reasons, we believe that corporate bonds have good potential despite recent gains. Price increases, however, may be harder to come by. Although any recovery would push up interest rates, corporate issues may hold up better than government obligations in an expanding economy because of their potential for higher income. Therefore, we expect to maintain overweight positions versus our benchmark in corporate bonds, with a focus primarily on investment-grade issues but also some high-yield bonds.

/s/ Michael T. Kennedy

Michael T. Kennedy, CFA

/s/ Thomas A. LaPointe

Thomas A. LaPointe, CFA

Michael T. Kennedy, CFA and Thomas A. LaPointe, CFA are co-managers of Liberty Intermediate Bond Fund. They have co-managed the fund since March 2003. Mr. Kennedy joined Columbia Management in October 1988 and Mr. LaPointe in February 1999.



-----------
Investing in high-yield bonds involves greater credit and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with other investments. The Lehman Aggregate Bond Index is an unmanaged group of bonds that vary in quality. Unlike the fund, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in the index.



PORTFOLIO STRUCTURE as of 6/30/03 (%)
Corporate Bonds                     72.8
Government Agencies                  9.5
Asset-Backed & Non-Agency
  Mortgage Backed Securities         7.0
US Treasuries                        7.0
Cash & Equivalents                   3.7


Portfolio structure is calculated as a percentage of net assets. Because the fund is actively managed, there is no guarantee the fund will continue to maintain this structure.

 INVESTMENT PORTFOLIO

June 30, 2003


CORPORATE FIXED-INCOME
BONDS & NOTES - 72.8%                 PAR         VALUE
-------------------------------------------------------
AGRICULTURE, FORESTRY & FISHING - 0.7%
AGRICULTURAL SERVICES - 0.6%
Monsanto Co.,
   7.375% 08/15/12            $ 5,000,000   $ 5,961,600
                                            -----------
FORESTRY - 0.1%
Tembec Industries, Inc.,
   8.500% 02/01/11              1,000,000       990,000
                                            -----------
-------------------------------------------------------
CONSTRUCTION - 0.2%
BUILDING CONSTRUCTION - 0.2%
D.R. Horton, Inc.,
   8.000% 02/01/09              2,000,000     2,220,000
                                            -----------
-------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 29.5%
DEPOSITORY INSTITUTIONS - 10.1%
Bank One Corp,
   6.000% 08/01/08 (a)         11,888,000    13,571,341
Barclays Bank PLC,
   7.375% 06/15/49 (b)(c)       5,000,000     5,989,750
First Massachusetts Bank,
   7.625% 06/15/11              5,500,000     6,560,730
First Union National Bank,
   7.125% 10/15/06              6,340,000     7,209,848
J.P. Morgan Chase & Co.,
   5.350% 03/01/07             10,000,000    10,977,500
Popular, Inc.,
   6.125% 10/15/06              8,250,000     9,042,825
Sovereign Bancorp, Inc.,
   10.500% 11/15/06             7,645,000     9,514,967
Wachovia Corp.,
   4.950% 11/01/06              9,500,000    10,346,545
Washington Mutual, Inc.,
   7.500% 08/15/06              8,025,000     9,275,536
Wells Fargo Financial, Inc.,
   4.875% 06/12/07             14,300,000    15,552,394
                                            -----------
                                             98,041,436
                                            -----------
FINANCIAL SERVICES - 6.5%
Citicorp,
   8.040% 12/15/19 (b)         10,750,000    12,976,862
Citigroup, Inc.,
   5.000% 03/06/07              5,000,000     5,427,650
General Electric Capital Corp.,
   5.375% 03/15/07             10,000,000    10,995,700
Goldman Sachs Group, Inc.,
   6.600% 01/15/12              3,250,000     3,779,100
Hartford Financial Services Group,
   4.700% 09/01/07              4,000,000     4,243,680
International Lease Finance Corp.,
   6.375% 03/15/09              9,000,000    10,087,110





                                      PAR         VALUE
-------------------------------------------------------
John Deere Capital Corp.,
   7.000% 03/15/12            $ 9,000,000  $ 10,675,350
PF Export Receivables
   Master Trust:
   3.748% 06/01/13 (b)          3,250,000     3,276,306
   6.436% 06/01/15 (b)          1,500,000     1,507,500
                                            -----------
                                             62,969,258
                                            -----------
HOLDING & OTHER INVESTMENT OFFICES - 1.5%
HSBC Holdings PLC,
   9.547% 12/31/49 (b)(c)      10,500,000    13,863,612
                                            -----------
INSURANCE CARRIERS - 2.8%
Florida Windstorm Underwriting
   Association,
   7.125% 02/25/19 (b)          4,425,000     5,304,646
Fund American Companies, Inc.,
   5.875% 05/15/13              4,250,000     4,442,185
Prudential Insurance
   Co. of America,
   7.650% 07/01/07 (b)         10,105,000    11,734,835
Travelers Property Casualty Corp.,
   3.750% 03/15/08              4,750,000     4,899,388
                                            -----------
                                             26,381,054
                                            -----------
NON-DEPOSITORY CREDIT INSTITUTIONS - 3.5%
Countrywide Home Loans, Inc.,
   6.850% 06/15/04              8,500,000     8,931,460
Ford Motor Credit Co.,
   7.375% 10/28/09              7,000,000     7,338,100
General Motors Acceptance Corp.:
   4.500% 07/15/06              5,000,000     5,018,250
   6.125% 01/22/08              3,500,000     3,622,990
Household Finance Corp.,
   5.875% 02/01/09              8,200,000     9,198,104
                                            -----------
                                             34,108,904
                                            -----------
REAL ESTATE - 2.4%
EOP Operating L.P.,
   8.375% 03/15/06             11,000,000    12,670,350
iStar Financial, Inc.,
   8.750% 08/15/08              8,000,000     8,800,000
LNR Property Corp.,
   7.625% 07/15/13 (b)          2,000,000     2,010,000
                                            -----------
                                             23,480,350
                                            -----------
SECURITY BROKERS & DEALERS - 2.7%
Credit Suisse First
   Boston USA, Inc.:
   4.625% 01/15/08              5,000,000     5,349,300
   5.875% 08/01/06              7,750,000     8,575,917
Jefferies Group, Inc.,
   7.750% 03/15/12              7,250,000     8,278,702
LaBranche & Co., Inc.,
   12.000% 03/02/07             3,300,000     3,762,000
                                            -----------
                                             25,965,919
                                            -----------




See notes to investment portfolio.

June 30, 2003

CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)             PAR         VALUE
-------------------------------------------------------
MANUFACTURING - 7.7%
APPAREL - 1.0%
Cintas Corp.:
   5.125% 06/01/07            $ 5,315,000   $ 5,753,966
   6.000% 06/01/12              3,250,000     3,673,183
                                            -----------
                                              9,427,149
                                            -----------
AUTO PARTS & ACCESSORIES - 0.5%
Dana Corp.:
   9.000% 08/15/11              3,200,000     3,464,000
   10.125% 03/15/10             1,000,000     1,100,000
                                            -----------
                                              4,564,000
                                            -----------
CHEMICALS & ALLIED PRODUCTS - 1.8%
Dow Chemical Co.,
   5.750% 11/15/09              6,000,000     6,524,460
Eastman Chemical Co.,
   3.250% 06/15/08              9,000,000     8,867,700
Rhodia SA,
   8.875% 06/01/11 (b)          2,000,000     2,070,000
                                            -----------
                                             17,462,160
                                            -----------
ELECTRONIC & ELECTRICAL EQUIPMENT - 0.2%
Thomas & Betts Corp.,
   7.250% 06/01/13              2,000,000     2,030,000
                                            -----------
FOOD & KINDRED PRODUCTS - 0.2%
Land O'Lakes, Inc.,
   8.750% 11/15/11              3,000,000     2,370,000
                                            -----------
LUMBER & WOOD PRODUCTS - 0.6%
Georgia-Pacific Corp.,
   7.500% 05/15/06              6,000,000     6,135,000
                                            -----------
MACHINERY & COMPUTER EQUIPMENT - 1.0%
Briggs & Stratton Corp.,
   8.875% 03/15/11              3,375,000     3,847,500
IBM Canada Credit Services Co.,
   3.750% 11/30/07 (b)          6,000,000     6,162,840
                                            -----------
                                             10,010,340
                                            -----------
MISCELLANEOUS MANUFACTURING - 1.3%
American Greetings Corp.,
   6.100% 08/01/28                750,000       765,000
Hutchison Whampoa
   International Ltd.,
   6.500% 02/13/13 (b)          9,000,000     9,417,870
SPX Corp.,
   7.500% 01/01/13              2,000,000     2,150,000
                                            -----------
                                             12,332,870
                                            -----------
MOTOR VEHICLE TRANSPORTATION EQUIPMENT - 0.8%
Cascades, Inc.,
   7.250% 02/15/13 (b)          6,000,000     6,330,000
Norampac, Inc.,
   6.750% 06/01/13 (b)          1,000,000     1,040,000
                                            -----------
                                              7,370,000
                                            -----------




                                      PAR         VALUE
-------------------------------------------------------
PRIMARY METAL - 0.1%
United States Steel Corp.,
   10.750% 08/01/08           $ 1,000,000   $ 1,055,000
                                            -----------
PRINTING & PUBLISHING - 0.2%
Mail-Well, Inc.,
   9.625% 03/15/12              1,500,000     1,586,250
                                            -----------
-------------------------------------------------------
MINING & ENERGY - 3.9%
METALS & MINING - 0.8%
Alcoa, Inc.,
   6.000% 01/15/12              5,000,000     5,635,850
Freeport-McMoRan Copper
   & Gold, Inc.,
   10.125% 02/01/10             2,250,000     2,520,000
                                            -----------
                                              8,155,850
                                            -----------
OIL & GAS EXTRACTION - 2.1%
Newfield Exploration Co.,
   7.450% 10/15/07              1,500,000     1,646,250
Nexen, Inc.,
   7.875% 03/15/32              5,250,000     6,491,415
Noble Drilling Corp.,
   7.500% 03/15/19              4,245,000     4,855,346
Pemex Project Funding
   Master Trust,
   7.875% 02/01/09              6,000,000     6,840,000
                                            -----------
                                             19,833,011
                                            -----------
OIL & GAS FIELD SERVICES - 1.0%
PDVSA Finance Ltd.:
   7.400% 08/15/16              2,500,000     2,075,000
   8.750% 02/15/04                679,000       676,454
Petrobas International
   Finance Co.:
   9.125% 02/01/07              3,000,000     3,210,000
   9.750% 07/06/11              3,500,000     3,850,000
                                            -----------
                                              9,811,454
                                            -----------
-------------------------------------------------------
RETAIL TRADE - 2.6%
AUTO DEALERS & GAS STATIONS - 0.9%
DaimlerChrysler AG,
   6.900% 09/01/04              8,706,000     9,168,637
                                            -----------
DEPARTMENT STORES - 0.2%
JC Penney Co., Inc.,
   8.000% 03/041/10             2,000,000     2,100,000
                                            -----------
FOOD STORES - 0.5%
Winn-Dixie Stores, Inc.,
   8.875% 04/01/08              4,250,000     4,547,500
                                            -----------
RESTAURANTS - 1.0%
Yum! Brands, Inc.,
   7.700% 07/01/12              8,250,000     9,363,750
                                            -----------
-------------------------------------------------------


See notes to investment portfolio.

June 30, 2003


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)             PAR         VALUE
-------------------------------------------------------
SERVICES - 5.4%
AMUSEMENT & RECREATION - 0.2%
Steinway Musical
   Instruments, Inc.,
   8.750% 04/15/11            $ 2,000,000   $ 2,000,000
                                            -----------
AUTO EQUIPMENT & RENTAL SERVICES - 0.4%
Hertz Corp.,
   7.625% 06/01/12              4,250,000     4,350,003
                                            -----------
BUSINESS SERVICES - 0.2%
FedEx Corp.,
   7.530% 09/23/06              1,743,985     1,941,247
                                            -----------
HEALTH SERVICES - 2.4%
HCA, Inc.,
   7.125% 06/01/06             11,000,000    11,897,160
PacifiCare Health Systems, Inc.,
   10.750% 06/01/09             3,500,000     4,007,500
Tenet Healthcare Corp.,
   5.375% 11/15/06              7,250,000     7,032,500
                                            -----------
                                             22,937,160
                                            -----------
HOTELS, CAMPS & LODGING - 1.3%
Hyatt Equities LLC,
   6.875% 06/15/07 (b)          5,000,000     5,191,350
Starwood Hotels & Resorts
   Worldwide, Inc.,
   7.375% 05/01/07              7,000,000     7,385,000
                                            -----------
                                             12,576,350
                                            -----------
MOTION PICTURES - 0.9%
Walt Disney Co.,
   5.375% 06/01/07              8,000,000     8,718,800
                                            -----------
-------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 22.3%
AEROSPACE - 1.7%
Raytheon Co.,
   8.300% 03/01/10              7,000,000     8,665,020
Systems 2001 Asset Trust:
   6.664% 09/15/13 (b)          2,615,046     2,943,969
   7.156% 12/15/11 (b)          4,518,097     5,049,744
                                            -----------
                                             16,658,733
                                            -----------
AIR TRANSPORTATION - 3.6%
Air 2 US,
   8.027% 10/01/19 (b)          5,992,741     4,015,137
American Airlines, Inc.,
   7.024% 10/15/09              7,000,000     6,580,000
Continental Airlines, Inc.:
   6.940% 10/15/13              1,209,155     1,112,423
   7.461% 04/01/15              3,680,062     3,385,657
Delta Air Lines, Inc.:
   7.570% 11/18/10              4,250,000     4,313,750
   7.779% 11/18/05              6,250,000     5,125,000





                                      PAR         VALUE
-------------------------------------------------------
Southwest Airlines Co.,
   5.496% 11/01/06            $ 7,000,000   $ 7,586,390
United Airlines, Inc.:
   7.783% 01/01/14 (d)          2,843,628     2,289,120
   9.200% 03/22/08 (e)          2,399,897       527,977
                                            -----------
                                             34,935,454
                                            -----------
BROADCASTING - 0.8%
Viacom, Inc.,
   7.700% 07/30/10              6,500,000     8,049,015
                                            -----------
CABLE - 1.7%
AT&T Broadband Corp.,
   8.375% 03/15/13              7,214,000     9,022,117
CSC Holdings, Inc.:
   7.875% 02/15/18              4,250,000     4,313,750
   8.125% 07/15/09              2,000,000     2,065,000
Rogers Cable, Inc.,
   6.250% 06/15/13 (b)            500,000       500,715
                                            -----------
                                             15,901,582
                                            -----------
ELECTRIC SERVICES - 9.8%
Arizona Public Service Co.,
   4.650% 05/15/15              3,250,000     3,255,623
Black Hills Corp.,
   6.500% 05/15/13              2,525,000     2,528,409
Calpine Canada Energy
   Finance ULC,
   8.500% 05/01/08              3,000,000     2,347,500
CenterPoint Energy Houston
   Electric LLC:
   5.700% 03/15/13 (b)          3,250,000     3,521,635
   6.950% 03/15/33 (b)          3,250,000     3,742,473
Duke Energy Corp.,
   3.750% 03/05/08 (b)          4,000,000     4,137,440
Edison Mission Energy,
   9.875% 04/15/11              1,100,000     1,034,000
FirstEnergy Corp.:
   5.500% 11/15/06              5,000,000     5,357,650
   7.375% 11/15/31              2,750,000     3,092,293
FPL Energy American
   Wind LLC,
   6.639% 06/20/23 (b)          4,670,000     4,779,838
Kansas City Power & Light,
   6.000% 03/15/07             10,000,000    10,985,200
MidAmerican Energy
   Holdings Co.:
   3.500% 05/15/08 (b)          5,000,000     5,027,400
   4.625% 10/01/07              5,000,000     5,244,700
   5.875% 10/01/12              7,000,000     7,621,250
MSW Energy Holdings LLC,
   8.500% 09/01/10 (b)          2,000,000     2,060,000



See notes to investment portfolio.

June 30, 2003


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)             PAR         VALUE
-------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
ELECTRIC SERVICES (CONTINUED)
Niagara Mohawk Power Corp.,
   8.875% 05/15/07            $ 5,500,000   $ 6,536,805
Northern States Power Co.,
   8.000% 08/28/12              3,750,000     4,733,475
Oglethorpe Power Corp.,
   6.974% 06/30/11              3,011,000     3,336,640
Oncor Electric Delivery Co.,
   7.250% 01/15/33 (b)          4,500,000     5,311,935
South Point Energy Center LLC,
   8.400% 05/30/12 (b)          1,981,848     1,981,848
Southern Power Co.,
   6.250% 07/15/12              5,000,000     5,631,600
Xcel Energy, Inc.,
   3.400% 07/01/08 (b)          1,900,000     1,880,487
                                            -----------
                                             94,148,201
                                            -----------
PIPELINES - 0.1%
El Paso Corp.,
   6.750% 05/15/09              1,500,000     1,365,000
                                            -----------
RAILROADS - 0.7% CSX Corp.,
   6.250% 10/15/08              4,000,000     4,562,120
Kansas City Southern Railway,
   7.500% 06/15/09              2,000,000     2,070,000
                                            -----------
                                              6,632,120
                                            -----------
SANITARY SERVICES - 0.6%
Allied Waste North America, Inc.,
   8.875% 04/01/08              5,500,000     5,981,250
                                            -----------
TELECOMMUNICATIONS - 3.3%
AT&T Corp.,
   7.000% 11/15/06              7,000,000     7,750,470
AT&T Wireless Services, Inc.,
   7.875% 03/01/11              1,675,000     1,980,520
Rogers Cantel, Inc.,
   9.750% 06/01/16              1,550,000     1,755,375
Sprint Corp.:
   6.125% 11/15/08              3,800,000     4,133,450
   8.750% 03/15/32              1,500,000     1,791,570
TPSA Finance BV,
   7.750% 12/10/08 (b)          6,000,000     6,319,080
Verizon Wireless, Inc.,
   5.375% 12/15/06              5,000,000     5,493,300
WorldCom, Inc.,
   8.250% 05/15/31 (e)          7,850,000     2,335,375
                                            -----------
                                             31,559,140
                                            -----------
-------------------------------------------------------




                                      PAR         VALUE
-------------------------------------------------------
WHOLESALE TRADE - 0.5%
NON-DURABLE GOODS - 0.5%
Lilly Del Mar, Inc.,
   7.717% 08/01/29 (b)(c)     $ 4,155,000   $ 4,369,543
                                            -----------
TOTAL CORPORATE-FIXED INCOME
   BONDS & NOTES
   (cost of $662,958,614)                   703,428,702
                                            -----------

GOVERNMENT AGENCIES &
OBLIGATIONS - 16.5%
-------------------------------------------------------
FOREIGN GOVERNMENT BOND - 0.7%
State of Qatar,
   9.750% 06/15/30 (b)          5,000,000     6,900,000
                                            -----------
U.S. GOVERNMENT
AGENCIES & OBLIGATIONS - 15.8%
Federal Home Loan
   Mortgage Corporation,
   12.000% 07/01/20               540,915       622,942
                                            -----------
Federal National
   Mortgage Association:
   5.000% 07/25/15 - 05/01/18  48,255,752    50,094,594
   5.500% 12/01/18             14,759,232    15,331,985
   6.000% 04/01/09 - 03/01/24   6,303,447     6,599,711
   6.500% 10/01/28 - 12/01/31   9,910,842    10,339,427
   8.500% 09/01/03 - 11/01/03       1,909         1,934
   9.250% 03/25/18                467,433       511,166
                                            -----------
                                             82,878,817
                                            -----------
Government National
   Mortgage Association:
   5.750% 07/20/25                300,704       307,124
   8.000% 01/15/08 - 07/15/08     734,288       792,791
   9.000% 06/15/16 - 10/15/16      53,810        59,966
                                            -----------
                                              1,159,881
                                            -----------
U.S. Treasury Bonds and Notes:
   2.625% 05/15/08             13,675,000    13,798,896
   3.625% 05/15/13             18,255,000    18,397,572
   5.375% 02/15/31             31,470,000    35,436,950
                                            -----------
                                             67,633,418
                                            -----------
TOTAL GOVERNMENT AGENCIES
   & OBLIGATIONS
   (cost of $156,408,723)                   159,195,058
                                            -----------
-------------------------------------------------------



See notes to investment portfolio.

June 30, 2003

ASSET-BACKED & NON-AGENCY
MORTGAGE-BACKED
SECURITIES -- 7.0%                     PAR        VALUE
-------------------------------------------------------
American Mortgage Trust,
   7.432% 09/27/22            $   118,791    $  106,912
California Infrastructure,
   6.420% 12/26/09             10,000,000    11,416,300
Cigna CBO Ltd.,
   6.460% 11/15/08 (b)          4,158,762     4,328,362
Diversified REIT Trust,
   6.780% 03/18/11 (b)(c)       5,000,000     5,446,875
First Union National Bank:
   5.585% 02/12/34              6,052,069     6,622,603
   6.141% 02/12/34              8,000,000     9,175,228
GS Mortgage Securities Corp.,
   7.750% 09/19/27 (b)          2,824,898     2,927,382
LB-UBS Commercial
   Mortgage Trust,
   6.510% 12/15/26              5,000,000     5,857,982
Merrill Lynch Mortgage
   Investors, Inc.,
   7.127% 12/26/25 (c)            964,913     1,000,894
Nomura Asset Securities Corp.,
   7.120% 04/13/39              6,255,000     7,008,813
PNC Mortgage Securities Corp.,
   7.500% 06/25/26              1,448,003     1,551,130
Structured Asset Securities Corp.,
   1.869% 02/25/28 (c)         11,111,828       589,415
Wachovia Bank Commercial
   Mortgage Trust,
   3.989% 06/15/35 (f)         11,930,000    11,988,768
                                            -----------

TOTAL ASSET-BACKED & NON-AGENCY
   MORTGAGE-BACKED SECURITIES
   (cost of $64,252,022)                     68,020,664
                                            -----------

SHORT-TERM OBLIGATION -- 5.6%
-------------------------------------------------------
Repurchase agreement with State
   Street Bank & Trust Co., dated
   06/30/03, due 07/01/03 at 1.000%,
   collateralized a U.S. Treasury
   Note maturing 11/30/04,
   market value $55,535,625
   (repurchase proceeds
   $54,446,512)
   (cost of $54,445,000)       54,445,000    54,445,000
                                            -----------
TOTAL INVESTMENTS - 101.9%
   (cost of $938,064,359) (g)               985,089,424
                                            -----------

OTHER ASSETS & LIABILITIES, NET -- (1.9%)  (18,617,274)
-------------------------------------------------------
NET ASSETS - 100.0%                        $966,472,150
                                           ------------




NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) This security, or a portion thereof, with a market value of $2,051,455, is being used to collateralize open futures contracts.
(b) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of these securities amounted to $162,119,434 which represents 16.8% of net assets.
(c) Interest rates on variable rate securities change periodically. The rate listed is as of June 30, 2003.
(d) As of June 30, 2003, the Fund held securities of certain issuers that have filed for bankruptcy protection under Chapter 11 representing 0.2% of net assets. These issuers are in default of certain debt covenants. Income is being accrued.
(e) As of June 30, 2003, the Fund held securities of certain issuers that have filed for bankruptcy protection under Chapter 11 representing 0.3% of net assets. These issuers are in default of certain debt covenants. Income is not being accrued.
(f) Security purchased on a delayed delivery basis.
(g) Cost for federal income tax purposes is $940,070,085.

Short futures contracts open at June 30, 2003:

                   PAR VALUE                UNREALIZED
                  COVERED BY   EXPIRATION  APPRECIATION
      TYPE         CONTRACTS      MONTH     AT 6/30/03
--------------------------------------------------------
5 Year U.S.
  Treasury Note   $21,000,000   Sept-2003   $  183,994
10 Year U.S.
  Treasury Note    18,700,000   Sept-2003      293,865
30 Year U.S.
  Treasury Bond    47,500,000   Sept-2003    1,343,921
                                            ----------
                                            $1,821,780
                                            ==========





See notes to financial statements.

 STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003


ASSETS:
Investments, at cost                     $  938,064,359
                                         --------------
Investments, at value                    $  985,089,424
Receivable for:
   Investments sold                          28,191,013
   Fund shares sold                           3,588,392
   Interest                                  12,316,325
Deferred Trustees' compensation plan              6,562
                                         --------------
     Total Assets                         1,029,191,716
                                         --------------
LIABILITIES:
Payable to custodian bank                     1,169,024
Payable for:
   Investments purchased                     45,884,159
   Investments purchased on a
    delayed delivery basis                   11,998,021
   Fund shares repurchased                    1,775,674
   Futures variation margin                     452,469
   Distributions                                554,076
   Management fee                               272,448
   Administration fee                           117,890
   Transfer agent fee                           348,336
   Pricing and bookkeeping fees                  39,235
   Distribution and services fees                26,439
Deferred Trustees' fees                           6,562
Other liabilities                                75,233
                                         --------------
     Total Liabilities                       62,719,566
                                         --------------
NET ASSETS                               $  966,472,150
                                         ==============
COMPOSITION OF NET ASSETS:
Paid-in capital                          $  939,370,894
Overdistributed net investment income        (2,007,917)
Accumulated net realized loss               (19,737,672)
Net unrealized appreciation on:
   Investments                               47,025,065
   Futures contracts                          1,821,780
                                         --------------
NET ASSETS                               $  966,472,150
                                         ==============
CLASS A:
Net assets                               $   92,993,087
Shares outstanding                           10,127,119
                                         --------------
Net asset value per share                $         9.18(a)
                                         ==============
Maximum offering price per share
   ($9.18/0.9525)                        $         9.64(b)
                                         ==============
CLASS B:
Net assets                               $  103,880,249
Shares outstanding                           11,313,010
                                         --------------
Net asset value and offering
     price per share                     $         9.18(a)
                                         ==============
CLASS C:
Net assets                               $   51,676,026
Shares outstanding                            5,627,605
                                         --------------
Net asset value and offering
     price per share                     $         9.18(a)
                                         ==============
CLASS Z:
Net assets                               $  717,922,788
Shares outstanding                           78,183,200
                                         --------------
Net asset value, offering and
   redemption price per share            $         9.18
                                         ==============

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)On sales of $50,000 or more the offering price is reduced.




 STATEMENT OF OPERATIONS

For the Year Ended June 30, 2003




INVESTMENT INCOME:
Interest                                  $  55,777,640
                                          -------------
EXPENSES:
Expenses allocated from Portfolio               619,612
Management fee                                2,515,761
Administration fee                            1,331,433
Distribution fee:
   Class A                                       64,939
   Class B                                      561,827
   Class C                                      246,000
Service fee:
   Class A                                      161,861
   Class B                                      187,275
   Class C                                       81,617
Transfer agent fee                            1,997,159
Pricing and bookkeeping fees                    331,790
Trustees' fees                                   25,889
Custody fee                                      28,890
Other expenses                                  268,316
                                          -------------
   Total Operating Expenses                   8,422,369
Fees waived by Distributor:
   Class A                                      (64,939)
   Class C                                      (50,123)
Custody earnings credit                          (2,583)
                                          -------------
   Net Operating Expenses                     8,304,724
Interest expense                                  1,830
                                          -------------
   Net Expenses                               8,306,554
                                          -------------
Net Investment Income                        47,471,086
                                          -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                               16,149,207
   Futures contracts                        (17,991,728)
                                          -------------
     Net realized loss                       (1,842,521)
                                          -------------
Net change in unrealized
   appreciation/depreciation on:
   Investments                               47,404,056
   Futures contracts                          2,989,426
                                          -------------
     Net change in unrealized
       appreciation/depreciation             50,393,482
                                          -------------
Net Gain                                     48,550,961
                                          -------------

Net Increase in Net Assets
   from Operations                        $  96,022,047
                                          =============





See notes to financial statements.

 STATEMENT OF CHANGES IN NET ASSETS


                                     YEAR ENDED
                                      JUNE 30,
INCREASE (DECREASE)             -------------------
IN NET ASSETS:                  2003 (a)    2002 (b)
-------------------------------------------------------

OPERATIONS:
Net investment income        $ 47,471,086 $ 40,582,815
Net realized loss on investments
   and futures contracts       (1,842,521)  (3,112,703)
Net change in unrealized
   appreciation/depreciation
   on investments and
   futures contracts           50,393,482   (6,652,968)
                             ------------ ------------
Net Increase from Operations   96,022,047   30,817,144
                             ------------ ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                     (3,487,025)    (980,531)
   Class B                     (3,467,410)    (221,915)
   Class C                     (1,549,430)     (79,287)
   Class Z                    (40,839,542) (40,976,904)
Return of capital:
   Class A                             --       (4,063)
   Class B                             --         (919)
   Class C                             --         (329)
   Class Z                             --     (169,791)
                             ------------ ------------
Total Distributions Declared
   to Shareholders            (49,343,407) (42,433,739)
                             ------------ ------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions               93,406,890   26,788,516
   Distributions reinvested     2,883,981      925,567
   Redemptions                (40,046,836)  (7,089,601)
                             ------------ ------------
     Net Increase              56,244,035   20,624,482
                             ------------ ------------
Class B:
   Subscriptions               83,003,613   29,577,438
   Distributions reinvested     2,442,195      157,274
   Redemptions                (15,335,796)    (668,496)
                             ------------ ------------
     Net Increase              70,110,012   29,066,216
                             ------------ ------------
Class C:
   Subscriptions               48,689,817   12,356,180
   Distributions reinvested       974,767       59,464
   Redemptions                (11,862,809)    (636,168)
                             ------------ ------------
     Net Increase              37,801,775   11,779,476
                             ------------ ------------




(a) Effective July 29, 2002, Stein Roe Intermediate Bond Fund Class S shares were renamed Liberty Intermediate Bond Fund Class Z shares.
(b) Class B and Class C shares were initially offered on February 1, 2002, at which time Stein Roe Intermediate Bond Fund was renamed Liberty Intermediate Bond Fund with Class S shares renamed as Stein Roe Intermediated Bond Fund, Class S.




                                      YEAR ENDED
                                       JUNE 30,
INCREASE (DECREASE)              -------------------
IN NET ASSETS:                   2003 (a)    2002 (b)
--------------------------------------------------------

Class Z:
   Subscriptions             $ 269,095,613 $ 486,288,652
   Distributions reinvested     35,988,674    36,918,397
   Redemptions                (351,929,592) (296,924,898)
                              ------------  ------------
   Net Increase (Decrease)     (46,845,305)  226,282,151
                              ------------  ------------
Net Increase from
   Share Transactions          117,310,517   287,752,325
                              --------------------------
Total Increase in Net Assets   163,989,157   276,135,730

NET ASSETS:
Beginning of period            802,482,993   526,347,263
                              ------------  ------------

End of period (overdistributed
  net investment income of
  $(2,007,917) and
  $(1,514,400), respectively) $966,472,150  $802,482,993
                              ============  ============

CHANGES IN SHARES:
Class A:
   Subscriptions                10,637,329     3,030,795
   Issued for distributions
     reinvested                    325,300       104,218
   Redemptions                  (4,558,154)     (800,927)
                              ------------  ------------
     Net Increase                6,404,475     2,334,086
                              ------------  ------------

Class B:
   Subscriptions                 9,478,046     3,352,832
   Issued for distributions
     reinvested                    275,656        17,903
   Redemptions                  (1,735,505)      (75,922)
                              ------------  ------------
     Net Increase                8,018,197     3,294,813
                              ------------  ------------

Class C:
   Subscriptions                 5,533,514     1,400,267
   Issued for distributions
     reinvested                    109,962         6,772
   Redemptions                  (1,350,773)      (72,137)
                              ------------  ------------
     Net Increase                4,292,703     1,334,902
                              ------------  ------------

Class Z:
   Subscriptions                30,633,958    54,642,619
   Issued for distributions
     reinvested                  4,081,323     4,156,784
   Redemptions                 (40,109,913)  (33,398,899)
                              ------------  ------------
     Net Increase (Decrease)    (5,394,632)   25,400,504
                              ------------  ------------



See notes to financial statements.

 NOTES TO FINANCIAL STATEMENTS

June 30, 2003



NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Liberty Intermediate Bond Fund (the "Fund") (formerly, Stein Roe Intermediate Bond Fund), a series of Liberty-Stein Roe Funds Income Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek total return by pursuing current income and opportunities for capital appreciation. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is assessed on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a CDSC on redemptions made within one year after purchase. Effective July 29, 2002, Stein Roe Intermediate Bond Fund's Class S shares were renamed Liberty Intermediate Bond Fund Class Z shares. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Prior to September 13, 2002, the Fund invested substantially all of its assets in the SR&F Intermediate Bond Portfolio (the "Portfolio") as part of a master/feeder structure. As of the close of business on September 12, 2002, the Portfolio distributed all of its net assets to the Fund in exchange for the Fund's interest in the Portfolio in complete liquidation of the Portfolio. The Portfolio allocated income, expenses, realized and unrealized gains (losses) to its investors on a daily basis, based on methods approved by the Internal Revenue Service.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS AND TRANSACTIONS:
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term obligations with a maturity of 60 day or less are valued at amortized cost.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

The Fund maintains U.S. Government securities or other liquid high grade debt obligations as collateral with respect to securities traded on other than normal settlement terms.

DETERMINATION OF CLASS NET ASSET VALUES:
All income, expenses (other than Class A, Class B and Class C service fees and Class A, Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

INVESTMENT INCOME, DEBT DISCOUNT
AND PREMIUM:
Interest income is recorded on the accrual basis. Premium and discount are being amortized and accreted, respectively, for all debt securities.

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

FUTURES CONTRACTS:
The Fund may enter into futures contracts to either hedge against expected declines of their portfolio securities or as a temporary substitute for the purchase of individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time a fund seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirements. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Refer to the Fund's Investment Portfolio for a summary of open futures contracts at June 30, 2003.

OTHER:
The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.



NOTE 2. FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses from wash sales, premium amortization on debt securities, straddle deferrals, mark-to-market on futures contracts, current year distribution payable, capital loss carryforwards and non-deductible expenses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended June 30, 2003, permanent items identified and reclassified among the components of net assets are as follows:

       OVERDISTRIBUTED      ACCUMULATED
       NET INVESTMENT      NET REALIZED     PAID-IN
           INCOME              LOSS         CAPITAL
           ------              ----         -------
         $1,378,804        $(1,378,804)       $--

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions paid for the years ended June 30, 2003 and 2002 was as follows:

                                2003          2002
                                ----          ----
Distributions paid from:
Ordinary income             $49,343,407    $42,258,637
Tax return of capital                --        175,102

As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

             UNDISTRIBUTED
               ORDINARY           UNREALIZED
                INCOME           APPRECIATION
                ------           ------------
               $190,961           $45,019,339

The following capital loss carryforwards are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

YEAR OF EXPIRATION          CAPITAL LOSS CARRYFORWARD
------------------          -------------------------
       2004                         $1,241,013
       2005                          1,289,388
       2008                          1,558,676
       2009                          3,689,913
                                    ----------
       Total                        $7,778,990
                                    ==========

Expired capital loss carryforwards, if any, are treated as a reduction of paid-in-capital.

NOTE 3. FEES AND COMPENSATION
PAID TO AFFILIATES
On April 1, 2003, Stein Roe & Farnham Incorporated ("Stein Roe"), the investment advisor and administrator to the Fund, merged into Columbia Management Advisors, Inc. ("Columbia"), formerly known as Columbia Management Co., an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Stein Roe with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

MANAGEMENT FEE:
Columbia is the investment advisor of the Fund and receives a monthly fee equal to 0.35% annually of the Fund's average daily net assets.

Prior to September 13, 2002, the management fee was paid by the Portfolio at the same rate.

ADMINISTRATION FEE:
Columbia also provides accounting and other services for a monthly fee equal to 0.15% annually of the Fund's average daily net assets.

PRICING AND BOOKKEEPING FEES:
Columbia is responsible for providing pricing and bookkeeping services to the Fund under Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the year ended June 30, 2003, the annualized net asset based fee rate was 0.034%. The Fund also pays out-of-pocket costs for pricing services.

Prior to September 13, 2002, Columbia received from the Fund an annual flat fee of $5,000.

TRANSFER AGENT FEES:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND
DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the Fund's principal underwriter. For the year ended June 30, 2003, the Fund has been advised that the Distributor retained net underwriting discounts of $16,209 on sales of the Fund's Class A shares and received CDSC of $1,635, $226,760 and $19,450 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 (the "Plan") which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.10%, 0.75% and 0.75% annually of the average daily net assets attributable to Class A, Class B and Class C shares, respectively. The Distributor has voluntarily agreed to waive the Class A distribution fee and a portion of the Class C share distribution fee so that it does not exceed 0.60% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:
The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $2,583 of custody fees were reduced by balance credits for the year ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Expenses allocated from the Portfolio on the Statement of Operations include $605,543 paid to affiliates, prior to the liquidation of the Portfolio. These affiliated fees include: management, pricing and bookkeeping, transfer agent and trustees' fees.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
For the year ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $1,011,570,437 and $966,885,399, respectively, of which $326,250,935 and $192,061,918 respectively, were U.S. Government securities.

Unrealized appreciation/depreciation at June 30, 2003, based on cost of investments for federal income tax purposes was:

     Gross unrealized appreciation       $ 60,624,150
     Gross unrealized depreciation        (15,604,811)
                                         ------------
       Net unrealized appreciation       $ 45,019,339
                                         ------------

OTHER:
Investing in high-yield securities offers the potential for high current income and attractive total return, but involves greater credit and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT
The Fund and other affiliated funds participate in a $350,000,000 credit facility which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. Prior to April 26, 2003, the Fund participated in a separate credit agreement with similar terms to its existing agreement. For the year ended June 30, 2003, the average daily loan balance outstanding on days where borrowings existed was $2,224,399 at a dollar weighted average interest rate of 2.28%.

 FINANCIAL HIGHLIGHTS


Selected data for a share outstanding throughout each period is as follows:


                                                                                     YEAR ENDED                 PERIOD
                                                                                      JUNE 30,                   ENDED
                                                                             ----------------------------       JUNE 30,
CLASS A SHARES                                                                  2003             2002           2001 (a)
==========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                          $  8.73          $  8.84          $  8.46
                                                                              -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)(c)                                                     0.45             0.53(d)          0.56
Net realized and unrealized gain (loss) on investments and futures contracts     0.48            (0.08)(d)         0.36
                                                                              -------          -------          -------
   Total from Investment Operations                                              0.93             0.45             0.92
                                                                              -------          -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                      (0.48)           (0.56)           (0.54)
Return of capital                                                                  --               --(e)            --
                                                                              -------          -------          -------
   Total Distributions Declared to Shareholders                                 (0.48)           (0.56)           (0.54)
                                                                              -------          -------          -------
NET ASSET VALUE, END OF PERIOD                                                $  9.18          $  8.73          $  8.84
                                                                              =======          =======          =======
Total return (f)                                                               11.03%(g)         5.10%(g)        11.19%(h)
                                                                              =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (b)(i)                                                        1.05%            1.04%           0.96%(j)
Interest expense                                                                   --%(k)            --              --
Expenses (b)(i)                                                                  1.05%            1.04%           0.96%(j)
Net investment income (b)(i)                                                     5.13%            5.94%(d)        6.90%(j)
Waiver/reimbursement                                                             0.10%            0.10%              --
Portfolio turnover                                                                114%             179%(l)         254%(l)
Net assets, end of period (000's)                                             $ 92,993         $ 32,493        $ 12,279

(a)Class A shares were initially offered on July 31, 2000. Per share data and total return reflect activity from that date.
(b)Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Intermediate Bond Portfolio, prior to the merger.
(c)Per share data was calculated using average shares outstanding during the period.
(d)Effective July 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.10% to 5.94%. Per share data and ratios for period prior to June 30, 2002 have not been restated to reflect this change in presentation.
(e)Rounds to less than $0.01 per share.
(f)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(g)Had the Distributor not waived a portion of expenses, total return would have been reduced.
(h)Not annualized.
(i)The benefits derived from custody credits and directed brokerage arrangement, if applicable, had an impact of less than 0.01%.
(j)Annualized.
(k)Rounds to less than 0.01%.
(l)Portfolio turnover disclosed is for the SR&F Intermediate Bond Portfolio.

Selected data for a share outstanding throughout each period is as follows:


                                                                                              YEAR            PERIOD
                                                                                              ENDED            ENDED
                                                                                            JUNE 30,         JUNE 30,
CLASS B SHARES                                                                                2003           2002 (a)
==========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                                         $  8.73          $  8.89
                                                                                             -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)(c)                                                                    0.39             0.18(d)
Net realized and unrealized gain (loss) on investments and futures contracts                    0.47           (0.13)(d)
                                                                                             -------          -------
   Total from Investment Operations                                                             0.86             0.05
                                                                                             -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                                     (0.41)           (0.21)
Return of capital                                                                                 --               --(e)
                                                                                             -------          -------
   Total Distributions Declared to Shareholders                                                (0.41)           (0.21)
                                                                                             -------          -------
NET ASSET VALUE, END OF PERIOD                                                               $  9.18          $  8.73
                                                                                             =======          =======
Total return (f)                                                                              10.21%            0.51%(g)
                                                                                             =======          =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (b)(h)                                                                      1.80%            1.83%(i)
Interest expense                                                                                 --%(j)            --
Expenses (b)(h)                                                                                1.80%            1.83%(i)
Net investment income (b)(h)                                                                   4.38%            5.04%(d)(i)
Portfolio turnover                                                                              114%             179%(k)
Net assets, end of period (000's)                                                           $103,880         $ 28,758

(a)Class B shares were initially offered on February 1, 2002. Per share data and total return reflect activity from that date.
(b)Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Intermediate Bond Portfolio, prior to the merger.
(c)Per share data was calculated using average shares outstanding during the period.
(d)Effective July 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.19% to 5.04%.
(e)Rounds to less than $0.01 per share.
(f)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(g)Not annualized.
(h)The benefits derived from custody credits and directed brokerage arrangement, if applicable, had an impact of less than 0.01%.
(i)Annualized.
(j)Rounds to less than 0.01%.
(k)Portfolio turnover disclosed is for the SR&F Intermediate Bond Portfolio.

Selected data for a share outstanding throughout each period is as follows:


                                                                                              YEAR            PERIOD
                                                                                              ENDED            ENDED
                                                                                            JUNE 30,         JUNE 30,
CLASS C SHARES                                                                                2003           2002 (a)
==========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                                         $  8.73          $  8.89
                                                                                             -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)(c)                                                                    0.40             0.19(d)
Net realized and unrealized gain (loss) on investments and futures contracts                    0.48            (0.14)(d)
                                                                                             -------          -------
   Total from Investment Operations                                                             0.88             0.05
                                                                                             -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                                     (0.43)           (0.21)
Return of capital                                                                                 --               --(e)
                                                                                             -------          -------
   Total Distributions Declared to Shareholders                                                (0.43)           (0.21)
                                                                                             -------          -------
NET ASSET VALUE, END OF PERIOD                                                               $  9.18          $  8.73
                                                                                             =======          =======
Total return (f)(g)                                                                           10.37%            0.58%(h)
                                                                                             =======          =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Operating expenses (b)(i)                                                                      1.65%            1.68%(j)
Interest expense                                                                                 --%(k)            --
Expenses (b)(i)                                                                                1.65%            1.68%(j)
Net investment income (b)(i)                                                                   4.50%            5.19%(d)(j)
Waiver/reimbursement                                                                           0.15%            0.15%(j)
Portfolio turnover                                                                              114%             179%(l)
Net assets, end of period (000's)                                                           $ 51,676         $ 11,651

(a)Class C shares were initially offered on February 1, 2002. Per share data and total return reflect activity from that date.
(b)Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Intermediate Bond Portfolio, prior to the merger.
(c)Per share data was calculated using average shares outstanding during the period.
(d)Effective July 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.01, increase net realized and unrealized gain per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.34% to 5.19%.
(e)Rounds to less than $0.01 per share.
(f)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(g)Had the Adviser not reimbursed a portion of expenses, total return would have been reduced.
(h)Not annualized.
(i)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(j)Annualized.
(k)Rounds to less than 0.01%.
(l)Portfolio turnover disclosed is for the SR&F Intermediate Bond Portfolio.

Selected data for a share outstanding throughout each period is as follows:


                                                                     YEAR ENDED JUNE 30,
                                           -----------------------------------------------------------------------------
CLASS Z SHARES                              2003 (a)         2002              2001              2000            1999
------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
   BEGINNING OF PERIOD                      $  8.73          $  8.84          $  8.41          $  8.63          $  8.97
                                            -------          -------          -------          -------          -------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income (b)(c)                   0.49             0.55(d)          0.62             0.60             0.56
Net realized and unrealized gain (loss)
   on investments and futures contracts        0.46            (0.08)(d)         0.43            (0.22)           (0.33)
                                            -------          -------          -------          -------          -------
   Total from Investment Operations            0.95             0.47             1.05             0.38             0.23
                                            -------          -------          -------          -------          -------
LESS DISTRIBUTIONS
   DECLARED TO SHAREHOLDERS:
From net investment income                    (0.50)           (0.58)           (0.62)           (0.60)           (0.57)
Return of capital                                --               --(e)            --               --               --
                                            -------          -------          -------          -------          -------
   Total Distributions Declared
     to Shareholders                          (0.50)           (0.58)           (0.62)           (0.60)           (0.57)
                                            -------          -------          -------          -------          -------
NET ASSET VALUE,
   END OF PERIOD                            $  9.18          $  8.73          $  8.84          $  8.41          $  8.63
                                            =======          =======          =======          =======          =======
Total return (f)                             11.30%            5.36%           12.86%            4.62%            2.60%
                                            =======          =======          =======          =======          =======
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Operating expenses (b)(g)                     0.80%            0.79%            0.72%            0.72%            0.72%
Interest                                        --%(h)            --               --               --               --
Expenses (b)(g)                               0.80%            0.79%            0.72%            0.72%            0.72%
Net investment income (b)(g)                  5.51%            6.22%(d)         7.14%            7.16%            6.31%
Portfolio turnover rate                        114%             179%(i)          254%(i)          356%(i)          253%(i)
Net assets, end of period (000's)          $717,923         $729,580         $514,068         $406,216         $431,123

(a)Effective July 29, 2002, the Stein Roe Intermediate Bond Fund's Class S shares were renamed Liberty Intermediate Bond Fund Class Z shares.
(b)Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Intermediate Bond Portfolio, prior to the merger.
(c)Per share data was calculated using average shares outstanding during the period.
(d)Effective July 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.02, decrease net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 6.38% to 6.22%. Per share data and ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.
(e)Rounds to less than $0.01 per share.
(f)Total return at net asset value assuming all distributions reinvested.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)Rounds to less than 0.01%.
(i)Portfolio turnover disclosed is for the SR&F Intermediate Bond Portfolio.

 REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF LIBERTY-STEIN ROE FUNDS INCOME TRUST LIBERTY INTERMEDIATE BOND FUND

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Liberty Intermediate Bond Fund (formerly, Stein Roe Intermediate Bond Fund) (the "Fund") (a series of Liberty-Stein Roe Funds Income Trust) as of June 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.
An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liberty Intermediate Bond Fund (a series of Liberty-Stein Roe Funds Income Trust) at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                        /s/ Ernst & Young LLP

Boston, Massachusetts
August 19, 2003

TRUSTEES AND OFFICERS

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty Funds. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.

                                                                                                        Number of
                                          Year First                                                   Portfolios in
                                          Elected or                                                   Liberty Funds       Other
                           Position with  Appointed        Principal Occupation(s)                    Complex Overseen Directorships
Name, Address and Age     Liberty Funds   to Office1       During Past Five Years                        by Trustee        Held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 47)     Trustee      1996        Executive Vice President - Strategy of United          85          None
P.O. Box 66100                                          Airlines (airline) since December, 2002 (formerly
Chicago, IL 60666                                       President of UAL Loyalty Services (airline) from
                                                        September, 2001 to December, 2002; Executive
                                                        Vice President and Chief Financial Officer of United
                                                        Airlines from March, 1993 to September, 2001; Senior
                                                        Vice President and Chief Financial Officer of UAL,
                                                        Inc. prior thereto).

Janet Langford Kelly (Age 45)  Trustee      1996        Executive Vice President-Corporate Development         85          None
One Kellogg Square                                      and Administration, General Counsel and Secretary,
Battle Creek, MI 49016                                  Kellogg Company (food manufacturer), since
                                                        September, 1999; Senior Vice President, Secretary and
                                                        General Counsel, Sara Lee Corporation (branded,
                                                        packaged, consumer-products manufacturer) from
                                                        January, 1995 to September, 1999.

Richard W. Lowry (Age 67)      Trustee      1995        Private Investor since August, 1987 (formerly          87(4)       None
10701 Charleston Drive                                  Chairman and Chief Executive Officer, U.S. Plywood
Vero Beach, FL 32963                                    Corporation (building products manufacturer)).

Charles R. Nelson (Age 60)     Trustee      1981        Professor of Economics, University of Washington,      120(2)      None
Department of Economics                                 since January, 1976; Ford and Louisa Van Voorhis
University of Washington                                Professor of Political Economy, University of
Seattle, WA 98195                                       Washington, since September, 1993; Director, Institute
                                                        for Economic Research, University of Washington, since
                                                        September, 2001; Adjunct Professor of Statistics,
                                                        University of Washington, since September, 1980;
                                                        Associate Editor, Journal of Money Credit and Banking,
                                                        since September, 1993; consultant on econometric and
                                                        statistical matters.

John J. Neuhauser (Age 60)     Trustee      1985        Academic Vice President and Dean of Faculties since    88(4,5) Saucony, Inc.
84 College Road                                         August, 1999, Boston College (formerly Dean, Boston             (athletic
Chestnut Hill, MA 02467-3838                            College School of Management from September, 1977               footwear);
                                                        to September, 1999.                                          SkillSoft Corp.
                                                                                                                        (E-Learning)

Thomas E. Stitzel (Age 67)     Trustee      1998        Business Consultant since 1999 (formerly Professor of  85          None
2208 Tawny Woods Place                                  Finance from 1975 to 1999 and Dean from 1977 to 1991,
Boise, ID  83706                                        College of Business, Boise State University); Chartered
                                                        Financial Analyst.



                                                                                                         Number of
                                          Year First                                                  Portfolios in
                                          Elected or                                                   Liberty Funds       Other
                           Position with  Appointed       Principal Occupation(s)                     Complex Overseen Directorships
Name, Address and Age     Liberty Funds   to Office1      During Past Five Years                        by Trustee        Held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 66)    Trustee      1996        Managing Director, William Blair Capital Partners      85        Anixter
27 West Monroe Street, Suite 3500                       (private equity investing) since September, 1994              International
Chicago, IL 60606                                       (formerly Chief Executive Officer and Chairman              (network support
                                                        of the Board of Directors, Continental Bank                      equipment
                                                        Corporation prior thereto).                                    distributor),
                                                                                                                        Jones Lang
                                                                                                                      LaSalle (real
                                                                                                                         estate
                                                                                                                        management
                                                                                                                         services)
                                                                                                                      and MONY Group
                                                                                                                   (life insurance).

Anne-Lee Verville (Age 58)     Trustee      1998        Author and speaker on educational systems needs        86(5)  Chairman of
359 Stickney Hill Road                                  (formerly General Manager, Global Education                   the Board of
Hopkinton, NH  03229                                    Industry from 1994 to 1997, and President,                      Directors,
                                                        Applications Solutions Division from 1991 to 1994,            Enesco Group,
                                                        IBM Corporation (global education and                       Inc. (designer,
                                                        global applications)).                                        importer and
                                                                                                                     distributor of
                                                                                                                      giftware and
                                                                                                                      collectibles).




INTERESTED TRUSTEES
William E. Mayer3 (Age 63)     Trustee      1994        Managing Partner, Park Avenue Equity Partners          87(4) Lee Enterprises
399 Park Avenue                                         (private equity) since February, 1999 (formerly              (print media),
Suite 3204                                              Founding Partner, Development Capital LLC                 WR Hambrecht + Co.
New York, NY 10022                                      from November 1996 to February, 1999; Dean and            (financial service
                                                        Professor, College of Business and Management,                provider) and
                                                        University of Maryland from October, 1992 to                  First Health
                                                        November, 1996).                                               (healthcare).

Joseph R. Palombo3 (Age 50)    Trustee,     2000        Executive Vice President and Chief Operating Officer   86(6)       None
One Financial Center        Chairman of                 of Columbia Management Group, Inc. (Columbia
Boston, MA 02111            the Board and               Management) since December, 2001 and Director,
                              President                 Executive Vice President and Chief Operating Officer of
                                                        the Advisor since April, 2003 (formerly Chief Operations
                                                        Officer of Mutual Funds, Liberty Financial Companies,
                                                        Inc. from August, 2000 to November, 2001; Executive
                                                        Vice President of Stein Roe & Farnham Incorporated
                                                        (Stein Roe) from April, 1999 to April, 2003; Director
                                                        of Colonial Management Associates, Inc. (Colonial)
                                                        from April, 1999 to April, 2003; Director of Stein Roe
                                                        from September, 2000 to April, 2003) President of
                                                        Liberty Funds and Galaxy Funds since February, 2003
                                                        (formerly Vice President from September 2002 to
                                                        February 2003); Manager of Stein Roe Floating Rate
                                                        Limited Liability Company since October, 2000;
                                                        (formerly Vice President of the Liberty Funds from
                                                        April, 1999 to August, 2000; Chief Operating Officer
                                                        and Chief Compliance Officer, Putnam Mutual Funds
                                                        from December, 1993 to March, 1999).





1 In December, 2000, the boards of each of the Liberty Funds and former Stein Roe funds were combined into one board of trustees with common membership. The date shown is the earliest date on which a trustee was elected to either the Liberty Funds board or the former Stein Roe funds board.
2 In addition to serving as a disinterested Trustee of the Liberty Funds, Mr. Nelson serves as a disinterested Director or Trustee of the Columbia Funds and CMG Funds, currently consisting of 15 funds and 20 funds, respectively, which are advised by the Advisor.
3  Mr. Mayer is an "interested person" (as defined in the Investment Company
   Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht +
   Co. Mr. Palombo is an interested person as an employee of the Advisor.
4 In addition to serving as trustees of Liberty Funds, Messrs. Lowry, Neuhauser and Mayer each serve as a director/trustee of the Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.
5 In addition to serving as disinterested trustees of the Liberty Funds, Mr. Neuhauser and Ms. Verville serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
6 In addition to serving as an interested trustee of the Liberty Funds, Mr. Palombo serves as an interested director of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]


OFFICERS AND TRANSFER AGENT

                                         Year First
                                         Elected or
                         Position with   Appointed
Name, Address and Age   Liberty Funds    to Office       Principal Occupation(s) During Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Vicki L. Benjamin (Age 41)     Chief        2001        Controller of the Liberty Funds and of the Liberty All-Star Funds since May,
One Financial Center         Accounting                 2002; Chief Accounting Officer of the Liberty Funds and Liberty All-Star
Boston, MA 02111             Officer and                Funds since June, 2001; Controller and Chief Accounting Officer of the
                             Controller                 Galaxy Funds since September, 2002 (formerly Vice President, Corporate
                                                        Audit, State Street Bank and Trust Company from May, 1998 to April, 2001;
                                                        Audit Manager from July, 1994 to June, 1997; Senior Audit Manager from July,
                                                        1997 to May, 1998, Coopers & Lybrand, LLP).

J. Kevin Connaughton (Age 39)  Treasurer    2000        Treasurer of the Liberty Funds and of the Liberty All-Star Funds since
One Financial Center                                    December, 2000; Vice President of the Advisor since April, 2003 (formerly
Boston, MA 02111                                        Controller of the Liberty Funds and of the Liberty All-Star Funds from
                                                        February, 1998 to October, 2000); Treasurer of the Galaxy Funds since
                                                        September, 2002; Treasurer, Columbia Management Multi-Strategy Hedge Fund,
                                                        LLC since December, 2002 (formerly Vice President of Colonial from February,
                                                        1998 to October, 2000 and Senior Tax Manager, Coopers & Lybrand, LLP from
                                                        April, 1996 to January, 1998).


IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Intermediate Bond Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Intermediate Bond Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.



Annual Report:
Liberty Intermediate Bond Fund

Liberty Intermediate Bond Fund  ANNUAL REPORT, JUNE 30, 2003

[eagle head logo]

LibertyFunds

A Member of Columbia Management Group

(C)2003 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621


                                    PRSRT STD
                                  U.S. POSTAGE
                                      PAID
                                  HOLLISTON, MA
                                  PERMIT NO. 20




                                                713-02/620O-0603 (08/03) 03/2216

                               LIBERTY INCOME FUND
                                  Annual Report
                                  June 30, 2003


[photo of man and boy at beach]



                      ELIMINATE CLUTTER IN TWO EASY STEPS.
                        POINT. CLICK. LIBERTY eDELIVERY.



          For more information about receiving your shareholder reports electronically, call us at 800-345-6611. To sign up for eDelivery, visit us online at www.libertyfunds.com.

                               LIBERTY INCOME FUND
                                  Annual Report
                                  June 30, 2003


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                      ELIMINATE CLUTTER IN TWO EASY STEPS.
                        POINT. CLICK. LIBERTY eDELIVERY.



              To sign up for eDelivery, go to www.icsdelivery.com.

 PRESIDENT'S MESSAGE

[photo of Joseph R. Palombo]


Dear Shareholder:

Despite the uncertainty that hung over the markets and the economy as the nation prepared to go to war in Iraq, the twelve-month period ended on a high note. Virtually all major segments of the stock and bond markets posted positive returns for the period. The economy, though still struggling, has made progress toward recovery. And, a new tax law is intended to boost consumer spending power and make investing more attractive. The Jobs and Growth Tax Relief Reconciliation Act of 2003 accelerates income tax rate cuts for virtually all Americans and slashes the tax rates on dividends and long-term capital gains.

The government is counting on Americans to turn their good fortune into higher spending. And the financial media has been full of advice on how to take advantage of the new rate structure. As you debate what you will do if the lower tax rate turns into a modest personal windfall, consider strategies that could have a long-term impact on your portfolio. If your take-home pay increases as a result of the tax break and any rebate check you are entitled to receive--and if it's not eaten up by higher state taxesinvesting at least one third of it. Consider adding it to your retirement account, using it to start an education account for your child or setting it aside for an emergency. But make a commitment and stick to it. Think of it as found money, because that is what it is. You didn't have it before. But now that you've found it, you can put it to work for a long-term goal.

And before you take advice from a television pundit or a magazine cover story about how to take advantage of the recent tax changes, talk to your financial advisor. There may be tax-related strategies that make sense for you. But there are no one-size-fits-all solutions. Keep in mind that tax rates change, and many of the provisions of this law are set to expire in just a few short years.

CONSOLIDATION AND A NEW NAME: COLUMBIA
On a separate note, I am pleased to announce that, effective April 1, 2003, six of the asset management firms brought together when Columbia Management Group, Inc. was formed were consolidated and renamed Columbia Management Advisors, Inc. (Columbia Management). This consolidation does not affect the management or investment objectives of your fund and is the next step in our efforts to create a consistent identity and to streamline our organization. By consolidating these firms, we are able to create a more efficient organizational structure and strengthen certain key functions, such as research. Although the name of the asset manager familiar to you has changed, what hasn't changed is the commitment of our specialized investment teams to a multi-disciplined approach to investing, focused on our goal of offering shareholders the best products and services.

The following report will provide you with more detailed information about fund performance and the strategies used by the fund's managers--Michael Kennedy, Kevin Cronk, Thomas LaPointe and June Giroux. As always, we thank you for investing in Liberty funds and for giving us the opportunity to help you build a strong financial future.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President


--------------------------------------------------------------------------------
MEET THE NEW PRESIDENT

Joseph R. Palombo, president and chairman of the Board of Trustees for Liberty Funds, is also chief operating officer and executive vice president of Columbia Management. Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE as of 6/30/03 ($)
         Class A                       10.10
         Class B                       10.10
         Class C                       10.10
         Class Z                       10.10

DISTRIBUTIONS DECLARED PER SHARE 7/1/02 - 6/30/03 ($)
         Class A                        0.54
         Class B                        0.45
         Class C                        0.47
         Class Z                        0.58
--------------------------------------------------------------------------------



NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


The examples provided should be viewed as illustrations. They do not constitute tax or legal advice. Neither Columbia Management Advisors, Inc., nor its affiliates, including Liberty Funds Distributor, Inc., provide tax or legal advice. A tax advisor or attorney can provide you with answers to specific questions about taxes and other legal issues.

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

 PERFORMANCE INFORMATION

Value of a $10,000 investment
6/30/93 -- 6/30/03

PERFORMANCE OF A $10,000 INVESTMENT
6/30/93 - 6/30/03 ($)

                  without      with
                   sales       sales
                  charge      charge
--------------------------------------
 Class A          20,015      19,071
--------------------------------------
 Class B          19,866      19,866
--------------------------------------
 Class C          19,894      19,894
--------------------------------------
 Class Z          20,200        n/a
--------------------------------------



[mountain chart data]:


                                                             Lehman Bros.
               Class A shares        Class A shares   Intermediate Credit
         without sales charge     with sales charge            Bond Index

6/1993                $10,000               $ 9,525               $10,000
                       10,040                 9,563                10,040
                       10,270                 9,782                10,235
                       10,326                 9,836                10,280
                       10,413                 9,919                10,319
                       10,289                 9,800                10,238
                       10,388                 9,895                10,302
                       10,549                10,048                10,466
                       10,351                 9,859                10,267
                       10,057                 9,579                10,020
                        9,949                 9,477                 9,939
                        9,946                 9,474                 9,944
                        9,930                 9,459                 9,943
                       10,080                 9,601                10,137
                       10,135                 9,653                10,179
                       10,014                 9,538                10,046
                       10,002                 9,527                10,031
                        9,945                 9,473                 9,982
                        9,989                 9,514                10,030
                       10,155                 9,672                10,223
                       10,427                 9,931                10,468
                       10,516                10,017                10,565
                       10,683                10,175                10,728
                       11,101                10,574                11,138
                       11,202                10,670                11,228
                       11,206                10,673                11,215
                       11,336                10,797                11,354
                       11,460                10,916                11,459
                       11,600                11,049                11,594
                       11,786                11,226                11,788
                       11,964                11,395                11,938
                       12,083                11,509                12,049
                       11,898                11,333                11,856
                       11,790                11,230                11,771
                       11,728                11,171                11,704
                       11,715                11,158                11,685
                       11,847                11,284                11,829
                       11,872                11,308                11,858
                       11,886                11,322                11,852
                       12,107                11,532                12,058
                       12,370                11,783                12,325
                       12,630                12,030                12,534
                       12,544                11,948                12,412
                       12,608                12,009                12,462
                       12,704                12,100                12,497
                       12,537                11,942                12,361
                       12,679                12,077                12,526
                       12,876                12,264                12,652
                       13,070                12,449                12,791
                       13,478                12,838                13,130
                       13,317                12,685                13,015
                       13,512                12,870                13,197
                       13,550                12,906                13,320
                       13,612                12,965                13,350
                       13,747                13,094                13,452
                       13,899                13,239                13,631
                       13,933                13,271                13,632
                       14,014                13,348                13,680
                       14,091                13,421                13,758
                       14,172                13,499                13,876
                       14,209                13,534                13,952
                       14,265                13,587                13,989
                       13,959                13,296                14,088
                       14,254                13,577                14,509
                       13,959                13,296                14,393
                       14,211                13,536                14,505
                       14,295                13,616                14,568
                       14,415                13,731                14,684
                       14,198                13,523                14,435
                       14,358                13,676                14,569
                       14,486                13,798                14,626
                       14,335                13,654                14,463
                       14,282                13,604                14,450
                       14,237                13,560                14,404
                       14,207                13,532                14,394
                       14,350                13,669                14,552
                       14,390                13,707                14,608
                       14,477                13,789                14,643
                       14,472                13,785                14,591
                       14,507                13,818                14,529
                       14,667                13,970                14,648
                       14,832                14,128                14,772
                       14,672                13,975                14,687
                       14,602                13,908                14,679
                       14,989                14,277                14,985
                       15,187                14,465                15,122
                       15,419                14,687                15,316
                       15,481                14,745                15,465
                       15,409                14,677                15,479
                       15,553                14,814                15,663
                       15,887                15,132                15,970
                       16,254                15,482                16,307
                       16,477                15,694                16,466
                       16,553                15,766                16,603
                       16,538                15,752                16,572
                       16,718                15,924                16,698
                       16,766                15,970                16,771
                       17,132                16,318                17,163
                       17,341                16,517                17,359
                       17,022                16,213                17,467
                       17,291                16,469                17,778
                       17,310                16,488                17,641
                       17,216                16,399                17,528
                       17,349                16,525                17,638
                       17,410                16,583                17,772
                       17,323                16,500                17,499
                       17,674                16,835                17,742
                       17,782                16,937                17,983
                       17,695                16,854                18,053
                       17,589                16,753                18,113
                       17,842                16,994                18,462
                       18,040                17,183                18,810
                       17,668                16,829                18,659
                       18,050                17,193                18,814
                       18,453                17,576                19,305
                       18,567                17,685                19,359
                       18,890                17,993                19,700
                       18,899                18,002                19,741
                       19,374                18,454                20,012
                       19,889                18,944                20,522
6/2003                 20,015                19,071                20,526



The Lehman Brothers Intermediate Credit Bond Index is an unmanaged group of fixed income securities that may differ from the composition of the fund. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest in an index.


Average annual total return as of 6/30/03 (%)
Share class                       A                           B                           C                     Z
Inception                      7/31/00                     7/15/02                     7/15/02               3/5/86
-------------------------------------------------------------------------------------------------------------------
                        without        with         without        with         without         with         without
                         sales         sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
1-year                   13.18          7.81         12.34          7.34         12.50          11.50         13.61
-------------------------------------------------------------------------------------------------------------------
5-year                    7.10          6.06          6.94          6.63          6.97           6.97          7.30
-------------------------------------------------------------------------------------------------------------------
10-year                   7.19          6.67          7.11          7.11          7.12           7.12          7.28
-------------------------------------------------------------------------------------------------------------------


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT WWW.LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The "with sales charge" returns include the maximum 4.75% charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year -- 5%, second year -- 4%, third year -- 3%, fourth year -- 3%, fifth year -- 2%, sixth year -- 1%, thereafter -- 0%, and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.
Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Class A, B and C share (newer class shares) performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been lower.

SEC YIELDS AS OF 6/30/03 (%)
CLASS A                 3.89
CLASS B                 3.39
CLASS C                 3.54
CLASS Z                 4.48

The 30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the advisor or its affiliates had not waived certain fund expenses, the SEC yield would have been 3.84%, 3.28% and 3.31% for Class A, Class B and Class C, respectively.

Past performance cannot predict future results.


PORTFOLIO HOLDINGS AS OF 6/30/03 (%)

US TREASURY BOND, 5.375% 2/15/31            2.4
BANK ONE, 6.500% 2/1/06                     1.6
CITIGROUP, 4.125% 6/30/05                   1.6
SPIEKER PROPERTIES, 6.875% 2/1/05           1.3
MIDAMERICAN ENERGY, 5.875% 10/1/12          1.3
HCA, 7.125% 6/1/06                          1.2

Portfolio holding breakdowns are calculated as a percentage of net assets. There can be no guarantee the fund will continue to maintain these holdings in the future since it is actively managed.


[BAR CHART DATA]:
MATURITY BREAKDOWN AS OF 6/30/03 (%)

0-1 year                    5.5
1-5 years                  32.2
5-10 years                 45.5
10-20 years                 5.8
Over 20 years              11.0

Maturity breakdown is calculated as a percentage of net assets. Maturity breakdown is based on each security's effective maturity, which reflects pre-refundings, mandatory puts and other conditions that affect a bond's maturity.




 PORTFOLIO MANAGERS' REPORT

For the 12-month period ended June 30, 2003, Liberty Income Fund's class A shares returned 13.18% without sales charge. The fund performed in line with its benchmark, the Lehman Intermediate Government/Credit Bond Index, which returned 13.73% for the same period. The fund's peer group, the Lipper Corporate BBB Rated Debt Fund Category, averaged 12.89% for the 12-month period.1 An emphasis on high-yield issues accounted for much of the fund's strong performance.

CORPORATE BONDS RALLIED STRONGLY
Economic uncertainty continued to weigh on the financial markets as the period began, and accounting scandals were still in the news. As a result, investors continued to prefer US government securities and avoided corporate issues. But in October, amid expectations that a recovering economy would boost corporate earnings, the stock market turned higher, leading the way for other financial markets. Although there were no clear signs of economic recovery, earnings trends turned more favorable and investors became less risk-averse. Cash flowed out of short-term assets into equities and longer-term bonds, including lower-rated high-yield sectors where our expertise is strongest.

HIGH-YIELD ISSUES AND UTILITIES WERE KEY
TO RESULTS
After several years of declines, high-yield issues produced exceptionally strong returns during the last nine months. The default rate, a key indicator of credit quality, fell sharply, further encouraging investors. Among the portfolio's better performers were credit card issuer Capital One Financial (0.5% of net assets), which benefited from an improving economic outlook, and iStar Financial (0.9% of net assets), a property developer whose bonds recovered as concerns over the real estate market proved exaggerated.2

We began adding to utility holdings late last year as the industry worked to shake off its negative post-Enron (not held by the fund) image. Bonds of Oncor Electric Delivery (0.6% of net assets) rose after the company restructured its balance sheet by selling selected assets and paying down debt. Our decision to maintain holdings in troubled utility Calpine (0.2% of net assets) also aided results when the bonds recovered this year.



----------
1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.
2  Holdings are disclosed as of June 30, 2003, and are subject to change.

TREASURY SECURITIES AND COMPANY-SPECIFIC
PROBLEMS LIMITED PERFORMANCE
Our decision to retain a small stake in Treasury bonds hampered performance. Government bonds had already risen significantly, leaving little room for further gains. When investors switched to corporate issues, Treasury issues were left behind. In addition, the fund suffered from its investment in HealthSouth bonds, which we sold as a series of scandals produced multiple investigations into the company's finances and governances. The portfolio's relatively low sensitivity to interest rate changes hurt performance as rates continued to fall and bond prices rose.

MANAGERS SEE RECOVERY AHEAD
We expect fairly strong growth in corporate earnings over the next year as lower taxes and extremely low interest rates eventually stimulate the sputtering economy. Corporate credit quality also continues to improve, thanks to greater financial discipline on the part of company managements. For these reasons, we have maintained a substantial exposure to high-yield and higher-quality corporate bonds where we see potential for income and some appreciation. Although a recovery may push interest rates higher, we believe corporate issues will hold up better than government obligations in an expanding economy.

/s/ Michael T. Kennedy     /s/ Kevin L. Cronk

Michael T. Kennedy, CFA     Kevin L. Cronk, CFA

/s/ Thomas A. LaPointe     /s/ June M. Giroux

Thomas A. LaPointe, CFA     June M. Giroux, CFA

Michael T. Kennedy, CFA, Kevin L. Cronk, CFA, Thomas A. LaPointe, CFA, and June
M. Giroux, CFA are members of the firm's income portfolio management team and have co-managed the fund since March 2003. Mr. Kennedy joined Columbia Management in October 1988, Mr. Cronk in August 1999, Mr. LaPointe in February 1999 and Ms. Giroux in September 2000.


----------------
Investing in high yield bonds involves greater credit and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with other investments. The Lehman Intermediate/Credit Bond Index is an unmanaged group of bonds that vary in quality. Unlike the fund, an index is not an investment, does not incur fees or expenses, and is not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in the index.



 QUALITY BREAKDOWN AS OF 6/30/03 (%)

[bar chart data]:

AAA                         9.0
AA                          7.5
A                          19.4
BBB                        29.1
BB                         22.6
B                           9.0
Non-rated                   3.4


Quality breakdowns are calculated as a percentage of net assets. Ratings shown in the quality breakdown represent the lowest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's, Moody's or Fitch. Because the fund is actively managed, there can be no guarantee the fund will continue to maintain these breakdowns and structure in the future.



 TOP 5 SECTORS AS OF 6/30/03 (%)

[bar chart data]:


Finance, Insurance & Real Estate           24.4
Transportation, Communications,
    Electric, Gas & Sanitary Services      23.5
Manufacturing                              15.8
Services                                   13.7
Mining & Energy                             8.7

Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there is no guarantee the fund will continue to maintain the portfolio holdings and sector breakdown in the future.

 INVESTMENT PORTFOLIO

June 30, 2003


CORPORATE FIXED-INCOME
BONDS & NOTES -- 90.7%                PAR         VALUE
-------------------------------------------------------
AGRICULTURE, FORESTRY & FISHING - 1.2%
AGRICULTURAL SERVICES - 0.9%
Monsanto Co.,
   7.375% 08/15/12            $ 4,350,000   $ 5,186,592
                                            -----------
FORESTRY - 0.3%
Potlatch Corp.,
   10.000% 07/15/11              500,000        555,000
Tembec Industries, Inc.,
   8.500% 02/01/11             1,000,000        990,000
                                            -----------
                                              1,545,000
                                            -----------
-------------------------------------------------------
CONSTRUCTION - 1.6%
BUILDING CONSTRUCTION - 1.6%
 D.R. Horton, Inc.:
   9.750% 09/15/10               500,000        580,000
   10.500% 04/01/05            2,000,000      2,205,000
KB Home,
   8.625% 12/15/08             1,000,000      1,130,000
MCD Holdings, Inc.,
   7.000% 12/01/12             4,500,000      5,067,900
                                            -----------
                                              8,982,900
                                            -----------
-------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 24.4%
DEPOSITORY INSTITUTIONS - 6.8%
Bank One Corp.,
   6.500% 02/01/06             8,060,000      8,943,134
Barclays Bank PLC,
   7.375% 06/15/49 (a)(b)      2,500,000      2,994,875
Credit Suisse First Boston
   USA, Inc.:
   7.125% 07/15/32             2,500,000      3,004,400
   7.900% 05/29/49 (a)(b)      3,500,000      3,976,402
Export-Import Bank of Korea,
   6.375% 02/15/06             2,000,000      2,173,060
North Fork Bancorporation, Inc.,
   5.875% 08/15/12             4,000,000      4,464,320
Popular, Inc.,
   6.125% 10/15/06             3,000,000      3,288,300
RBS Capital Trust I,
   4.709% 12/29/49 (b)         5,500,000      5,538,555
Sovereign Bancorp, Inc.,
   10.500% 11/15/06            2,500,000      3,111,500
                                            -----------
                                             37,494,546
                                            -----------
FINANCIAL SERVICES - 3.4%
Capital One Financial Corp.,
   8.750% 02/01/07             2,500,000      2,729,450
Citigroup, Inc.,
   4.125% 06/30/05             8,500,000      8,930,185
International Lease Finance Corp.,
   6.375% 03/15/09             5,000,000      5,603,950




                                      PAR         VALUE
-------------------------------------------------------
PF Exempt Receivables Master Trust,
   3.748% 06/01/13 (a)        $ 1,750,000   $ 1,764,165
                                            -----------
                                             19,027,750
                                            -----------
HOLDING & OTHER INVESTMENT OFFICES - 1.1%
HSBC Holdings PLC,
   9.547% 12/31/49 (a)(b)      4,500,000      5,941,548
                                            -----------
INSURANCE CARRIERS - 1.9%
Florida Windstorm Underwriting
   Association,
   7.125% 02/25/19 (a)         2,000,000      2,397,580
Fund American Companies, Inc.,
   5.875% 05/15/13             2,500,000      2,613,050
Prudential Insurance Co.
   of America,
   7.650% 07/01/07 (a)         3,000,000      3,483,870
Travelers Property Casualty Corp.,
   3.750% 03/15/08             2,250,000      2,320,763
                                            -----------
                                             10,815,263
                                            -----------
NON-DEPOSITORY CREDIT INSTITUTIONS - 3.7%
Countrywide Home Loans, Inc.,
   5.250% 06/15/04             6,000,000      6,214,320
Ford Motor Credit Co.,
   6.875% 02/01/06             4,000,000      4,217,000
General Motors Acceptance Corp.:
   6.125% 01/22/08             2,500,000      2,587,850
   7.250% 03/02/11             2,000,000      2,043,220
Household Finance Corp.,
   5.750% 01/30/07             5,000,000      5,522,300
                                            -----------
                                             20,584,690
                                            -----------
REAL ESTATE - 5.1%
Host Marriott L.P.,
   9.500% 01/15/07             1,000,000      1,082,500
iStar Financial, Inc.,
   8.750% 08/15/08             4,680,000      5,148,000
Property Trust of America,
   6.875% 02/15/08             1,250,000      1,379,625
Prudential Property
   Separate Account:
   6.625% 04/01/09 (a)         3,000,000      3,248,310
   7.125% 07/01/07 (a)         4,000,000      4,460,920
Regency Centers L.P.,
   6.750% 01/15/12             1,200,000      1,392,300
Spieker Properties L.P.,
   6.875% 02/01/05             6,750,000      7,210,957
Thornburg Mortgage, Inc.,
   8.000% 05/15/13 (a)         2,000,000      2,040,000
Ventas Realty L.P.,
   9.000% 05/01/12             2,000,000      2,190,000
                                            -----------
                                             28,152,612
                                            -----------



See notes to investment portfolio.

June 30, 2003


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)             PAR         VALUE
-------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE (CONTINUED)
SECURITY BROKERS & DEALERS - 2.4%
Arch Western Finance,
   6.750% 07/01/13 (a)        $  500,000      $ 511,250
Jefferies Group, Inc.,
   7.750% 03/15/12             2,750,000      3,140,198
LaBranche & Co., Inc.,
   12.000% 03/02/07            2,000,000      2,280,000
Morgan Stanley, Dean Witter,
   & Co.,
   6.600% 04/01/12             2,500,000      2,917,150
Spear Leeds & Kellogg L.P.,
   8.250% 08/15/05 (a)         4,000,000      4,532,400
                                            -----------
                                             13,380,998
                                            -----------

-------------------------------------------------------
MANUFACTURING - 15.8%
APPAREL - 0.2%
Levi Strauss & Co.,
   12.250% 12/15/12            1,500,000      1,248,750
                                            -----------
AUTO PARTS & ACCESSORIES - 0.5%
Dana Corp.:
   9.000% 08/15/11             1,100,000      1,190,750
   10.125% 03/15/10            1,500,000      1,650,000
                                            -----------
                                              2,840,750
                                            -----------
CHEMICALS & ALLIED PRODUCTS - 5.3%
Biovail Corp.,
   7.875% 04/01/10             3,000,000      3,210,000
Dow Chemical Co.,
   5.750% 11/15/09             4,500,000      4,893,345
Eastman Chemical Co.,
   3.250% 06/15/08             5,550,000      5,468,415
EquiStar Chemical,
   10.125% 09/01/08            2,000,000      2,055,000
Express Scripts, Inc.,
   9.625% 06/15/09             5,000,000      5,462,500
Lyondell Chemical Co.,
   9.750% 09/04/03 (a)         2,000,000      1,880,000
MacDermid, Inc.,
   9.125% 07/15/11             1,000,000      1,120,000
Methanex Corp.,
   7.750% 08/15/05             3,000,000      3,120,000
Rhodia SA,
   8.875% 06/01/11 (a)         2,000,000      2,070,000
                                            -----------
                                             29,279,260
                                            -----------
ELECTRONIC & ELECTRICAL EQUIPMENT - 0.6%
AMETEK, Inc.,
   7.200% 07/15/08             1,000,000      1,088,640
Thomas & Betts Corp.,
   7.250% 06/01/13             2,000,000      2,030,000
                                            -----------
                                              3,118,640
                                            -----------




                                      PAR         VALUE
-------------------------------------------------------
FOOD & KINDRED PRODUCTS - 1.4%
Constellation Brands, Inc.,
   8.125% 01/15/12            $ 1,000,000   $ 1,080,000
Dole Food Co., Inc.,
   8.625% 05/01/09 (b)         2,000,000      2,120,000
Panamerican Beverages, Inc.,
   7.250% 07/01/09             2,000,000      2,116,060
Pepsi-Gemex SA,
   9.750% 03/30/04             1,500,000      1,590,000
Smithfield Foods, Inc.:
   8.000% 10/15/09               500,000        538,750
   8.000% 10/15/09 (a)           500,000        538,750
                                            -----------
                                              7,983,560
                                            -----------
HOME FURNISHING & EQUIPMENT - 0.1%
Simmons Co.,
   10.250% 03/15/09              750,000        802,500
                                            -----------
LUMBER & WOOD PRODUCTS - 0.4%
Georgia-Pacific Corp.,
   8.875% 05/15/31             2,400,000      2,352,000
                                            -----------
MACHINERY & COMPUTER EQUIPMENT - 1.8%
Briggs & Stratton Corp.,
   8.875% 03/15/11             3,400,000      3,876,000
Cincinnati Milacron, Inc.,
   8.375% 03/15/04             2,000,000      1,950,000
IBM Canada Credit Services Co.,
   3.750% 11/30/07 (a)         4,000,000      4,108,560
                                            -----------
                                              9,934,560
                                            -----------
MISCELLANEOUS MANUFACTURING - 2.5%
American Greetings Corp.,
   6.100% 08/01/28               750,000        765,000
Hutchison Whampoa
   International Ltd.,
   6.500% 02/13/13 (a)         6,250,000      6,540,188
Lear Corp.,
   8.110% 05/15/09               400,000        461,000
SPX Corp.,
   7.500% 01/01/13             2,000,000      2,150,000
Tyco International Group SA,
   7.000% 06/15/28             4,250,000      4,335,000
                                            -----------
                                             14,251,188
                                            -----------
PAPER PRODUCTS - 0.7%
Cascades, Inc.,
   7.250% 02/15/13 (a)         3,500,000      3,692,500
                                            -----------
PETROLEUM REFINING - 0.5%
Phillips Petroleum Co.,
   9.375% 02/15/11             2,000,000      2,637,840
                                            -----------
PRIMARY METAL - 0.2%
United States Steel Corp.,
   10.750% 08/01/08            1,000,000      1,055,000
                                            -----------



See notes to investment portfolio.

June 30, 2003


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)             PAR         VALUE
-------------------------------------------------------
MANUFACTURING (CONTINUED)
STONE, CLAY, GLASS & CONCRETE - 0.6%
Owens-Brockway Glass
   Container, Inc.,
   8.875% 02/15/09            $3,000,000    $ 3,255,000
                                            -----------
TOBACCO PRODUCTS - 1.0%
UST, Inc.:
   6.625% 07/15/12             2,000,000      2,307,720
   8.800% 03/15/05             3,000,000      3,339,270
                                            -----------
                                              5,646,990
                                            -----------

-------------------------------------------------------
MINING & ENERGY - 8.7%
METALS & MINING - 0.7%
Freeport-McMoRan Copper & Gold, Inc.,
   10.125% 02/01/10            2,250,000      2,520,000
Newmont Mining Corp.,
   8.625% 05/15/11             1,000,000      1,210,080
                                            -----------
                                              3,730,080
                                            -----------
OIL & GAS EXTRACTION - 5.5%
Chesapeake Energy Corp.,
   8.125% 04/01/11             1,000,000      1,077,500
Derlan Manufacturing, Inc.,
   10.000% 01/15/07            1,019,000      1,019,000
Husky Oil Ltd.,
   8.900% 08/15/28 (b)         3,000,000      3,465,000
Murphy Oil Corp.,
   6.375% 05/01/12             2,250,000      2,593,305
Newfield Exploration Co.,
   7.450% 10/15/07             1,500,000      1,646,250
Nexen, Inc.,
   7.875% 03/15/32             3,500,000      4,327,610
Noble Drilling Corp.,
   7.500% 03/15/19             3,500,000      4,003,230
Pemex Project Funding
   Master Trust:
   7.875% 02/01/09             2,000,000      2,280,000
   9.125% 10/13/10               750,000        907,500
Pioneer Natural Resources Co.,
   9.625% 04/01/10             1,000,000      1,225,000
Pogo Producing Co.,
   8.250% 04/15/11             1,000,000      1,110,000
Transocean, Inc.,
   9.500% 12/15/08             2,000,000      2,599,980
Western Oil Sands, Inc.,
   8.375% 05/01/12             4,000,000      4,440,000
                                            -----------
                                             30,694,375
                                            -----------
OIL & GAS FIELD SERVICES - 2.5%
Devon Financing Corp.,
   7.875% 09/30/31             2,600,000      3,311,906




                                      PAR         VALUE
-------------------------------------------------------
PDVSA Finance Ltd.,
   7.400% 08/15/16            $ 2,500,000   $ 2,075,000
Petrobas International
   Finance Co.,
   9.750% 07/06/11             1,500,000      1,650,000
Premcor Refining Group,
   7.500% 06/15/15 (a)         4,000,000      4,000,000
SESI LLC,
   8.875% 05/15/11             1,750,000      1,881,250
XTO Energy, Inc.,
   7.500% 04/15/12             1,000,000      1,145,000
                                            -----------
                                             14,063,156
                                            -----------

-------------------------------------------------------
RETAIL TRADE - 1.4%
DEPARTMENT STORES - 0.4%
JC Penney Co., Inc,
   8.000% 03/01/10             2,000,000      2,100,000
                                            -----------
FOOD STORES - 0.6%
Winn-Dixie Stores, Inc.,
   8.875% 04/01/08             3,000,000      3,210,000
                                            -----------
RESTAURANTS - 0.4%
Yum! Brands, Inc.,
   7.700% 07/01/12             2,000,000      2,270,000
                                            -----------

-------------------------------------------------------
SERVICES - 13.7%
AMUSEMENT & RECREATION - 3.6%
Argosy Gaming Co.,
   10.750% 06/01/09            3,000,000      3,277,500
Harrah's Operating Co., Inc.:
   7.125% 06/01/07             3,750,000      4,212,600
   7.875% 12/15/05               500,000        542,500
International Game Technology,
   8.375% 05/15/09             1,000,000      1,220,000
Mohegan Tribal Gaming
   Authority,
   8.125% 01/01/06             2,000,000      2,170,000
Park Place Entertainment Corp.,
   9.375% 02/15/07             2,500,000      2,762,500
Six Flags, Inc.,
   9.500% 02/01/09             2,000,000      1,970,000
Speedway Motorsports, Inc.,
   6.750% 06/01/13 (a)         1,750,000      1,802,500
Steinway Musical
   Instruments, Inc.,
   8.750% 04/15/11             2,000,000      2,000,000
                                            -----------
                                             19,957,600
                                            -----------
AUTO EQUIPMENT & RENTAL SERVICES - 2.5%
Dura Operating Corp.,
   9.000% 05/01/09             2,000,000      1,840,000




See notes to investment portfolio.

June 30, 2003


CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)             PAR         VALUE
-------------------------------------------------------
SERVICES (CONTINUED)
AUTO EQUIPMENT & RENTAL SERVICES (CONTINUED)
ERAC USA Finance Co.:
   8.000% 01/15/11 (a)       $ 3,000,000    $ 3,636,720
   9.125% 12/15/04 (a)         2,000,000      2,194,280
Hertz Corp.,
   7.625% 06/01/12             2,750,000      2,814,708
United Rentals, Inc.,
   10.750% 04/15/08            3,000,000      3,277,500
                                            -----------
                                             13,763,208
                                            -----------
BUSINESS SERVICES - 0.8%
World Color Press, Inc.,
   8.375% 11/15/08             4,000,000      4,301,040
                                            -----------
HEALTH SERVICES - 3.3%
Caremark RX, Inc.,
   7.375% 10/01/06             5,000,000      5,362,500
Coventry Health Care, Inc.,
   8.125% 02/15/12             1,000,000      1,090,000
HCA, Inc.,
   7.125% 06/01/06             6,250,000      6,759,750
PerkinElmer, Inc.,
   8.875% 01/15/13             2,000,000      2,205,000
Tenet Healthcare Corp.:
   5.375% 11/15/06             2,000,000      1,940,000
   7.375% 02/01/13             1,000,000        980,000
                                            -----------
                                             18,337,250
                                            -----------
HOTELS, CAMPS & LODGING - 2.2%
Hyatt Equities LLC,
   6.875% 06/15/07 (a)         2,000,000      2,076,540
Marriott International, Inc.,
   6.875% 11/15/05             5,000,000      5,508,200
Meditrust Companies,
   7.620% 09/13/05             2,200,000      2,222,000
Starwood Hotels & Resorts
   Worldwide, Inc.:
   7.375% 05/01/07             2,000,000      2,110,000
   7.875% 05/01/12               500,000        547,500
                                            -----------
                                             12,464,240
                                            -----------
MOTION PICTURES - 1.0%
Walt Disney Co.,
   5.375% 06/01/07             5,000,000      5,449,250
                                            -----------
RENTAL & LEASING SERVICES - 0.3%
Rent-A-Center, Inc.,
   7.500% 05/01/10 (a)         1,500,000      1,575,000
                                            -----------
-------------------------------------------------------



                                      PAR         VALUE
-------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 23.5%
AEROSPACE - 1.9%
Raytheon Co.,
   5.500% 11/15/12            $ 6,000,000   $ 6,416,160
Systems 2001 Asset Trust:
   6.664% 09/15/13 (a)         1,408,102      1,585,214
   7.156% 12/15/11 (a)         2,140,151      2,391,984
                                            -----------
                                             10,393,358
                                            -----------
AIR TRANSPORTATION - 2.8%
Air 2 US,
   8.027% 10/01/19 (a)         2,288,894      1,533,559
American Airlines, Inc.:
   7.024% 10/15/09             3,029,000      2,847,260
   9.710% 01/02/07             1,739,422        956,682
Continental Airlines, Inc.,
   7.461% 04/01/15             3,091,085      2,843,798
Delta Air Lines, Inc.,
   7.779% 11/18/05             3,750,000      3,075,000
Federal Express Corp.,
   9.650% 06/15/12             1,000,000      1,351,200
Southwest Airlines Co.,
   5.496% 11/01/06             3,000,000      3,251,310
                                            -----------
                                             15,858,809
                                            -----------
BROADCASTING - 1.0%
Sinclair Broadcast Group, Inc.,
   8.750% 12/15/11             2,000,000      2,200,000
TV Azteca SA de CV,
   10.500% 02/15/07            2,000,000      2,000,000
Vivendi Universal SA,
   9.250% 04/15/10 (a)         1,080,000      1,252,800
                                            -----------
                                              5,452,800
                                            -----------
CABLE - 1.2%
Comcast Corp.:
   5.850% 01/15/10             2,500,000      2,745,250
   6.500% 01/15/15             2,000,000      2,262,320
Continental Cablevision, Inc.,
   8.875% 09/15/05             1,200,000      1,351,440
Rogers Cable, Inc.,
   6.250% 06/15/13 (a)           500,000        500,715
                                            -----------
                                              6,859,725
                                            -----------
ELECTRIC SERVICES - 10.5%
AEP Texas North Co.,
   5.500% 03/01/13 (a)         1,500,000      1,595,775
AES Corp.,
   8.750% 06/15/08               986,000        971,210
Arizona Public Service Co.,
   4.650% 05/15/15             1,750,000      1,753,027




See notes to investment portfolio.

June 30, 2003



CORPORATE FIXED-INCOME
BONDS & NOTES (CONTINUED)             PAR         VALUE
-------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
ELECTRIC SERVICES (CONTINUED)
Black Hills Corp.,
   6.500% 05/15/13            $ 1,475,000   $ 1,476,991
Calpine Canada Energy
   Finance ULC,
   8.500% 05/01/08             1,500,000      1,173,750
Calpine Corp.,
   8.500% 02/15/11             1,500,000      1,125,000
CenterPoint Energy Houston
   Electric LLC:
   5.700% 03/15/13 (a)         1,750,000      1,896,265
   6.950% 03/15/33 (a)         1,750,000      2,015,177
CMS Energy Corp.,
   8.375% 07/01/03 (b)         5,000,000      5,000,000
Columbus Southern Power Co.,
   6.600% 03/01/33 (a)         1,000,000      1,109,946
Constellation Energy Group, Inc.,
   6.125% 09/01/09             2,500,000      2,832,975
Dominion Resources, Inc.,
   8.125% 06/15/10             2,000,000      2,467,480
Duke Energy Corp.:
   3.750% 03/05/08 (a)         2,000,000      2,068,720
   4.500% 04/01/10             1,000,000      1,038,730
Edison Mission Energy,
   9.875% 04/15/11               500,000        470,000
FirstEnergy Corp.:
   5.500% 11/15/06             2,000,000      2,143,060
   7.375% 11/15/31             1,000,000      1,124,470
FPL Energy American
   Wind LLC,
   6.639% 06/20/23 (a)         2,550,000      2,609,976
GulfTerra Energy Partners L.P.,
   8.500% 06/01/10 (a)         2,000,000      2,145,000
MidAmerican Energy
   Holdings Co.,
   5.875% 10/01/12             6,500,000      7,076,875
Northern States Power Co.,
   8.000% 08/28/12             1,750,000      2,208,955
Oncor Electric Delivery Co.,
   7.250% 01/15/33 (a)         3,000,000      3,541,290
Orion Power Holdings, Inc.,
   12.000% 05/01/10            1,000,000      1,155,000
Pinnacle Partners,
   8.830% 08/15/04 (a)         2,750,000      2,832,500
PSEG Power LLC,
   7.750% 04/15/11             2,000,000      2,374,900




                                      PAR         VALUE
-------------------------------------------------------
South Point Energy Center LLC,
   8.400% 05/30/12 (a)        $  792,739      $ 792,739
Southern Power Co.,
   6.250% 07/15/12             2,000,000      2,252,640
Xcel Energy, Inc.,
   3.400% 07/01/08 (a)         1,100,000      1,088,702
                                            -----------
                                             58,341,153
                                            -----------
RAILROAD - 0.8%
Burlington Northern Railroad Co.,
   9.250% 10/01/06             2,000,000      2,375,980
Kansas City Southern Railway,
   7.500% 06/15/09             2,000,000      2,070,000
                                            -----------
                                              4,445,980
                                            -----------
SANITARY SERVICES - 0.7%
Allied Waste North America, Inc.:
   7.625% 01/01/06               500,000        518,750
   8.500% 12/01/08               500,000        538,750
   8.875% 04/01/08               500,000        543,750
Waste Management, Inc.:
   7.375% 08/01/10             1,250,000      1,493,900
   7.750% 05/15/32               500,000        625,345
                                            -----------
                                              3,720,495
                                            -----------
TELECOMMUNICATIONS - 4.6%
ALLTEL Corp.,
   7.875% 07/01/32             3,000,000      3,938,220
AT&T Corp.,
   7.000% 11/15/06             4,000,000      4,428,840
AT&T Wireless Services, Inc.,
   7.875% 03/01/11             1,100,000      1,300,640
Comtel Brasileira Ltd.,
   10.750% 09/26/04 (a)        2,000,000      2,120,000
Insight Midwest L.P.,
   9.750% 10/01/09 (a)         4,000,000      4,240,000
News America Holdings, Inc.,
   9.250% 02/01/13             2,000,000      2,653,120
Nextel Communications, Inc.,
   9.375% 11/15/09             2,000,000      2,160,000
Rogers Cantel, Inc.,
   9.750% 06/01/16             1,545,000      1,749,713
Sprint Corp.,
   6.125% 11/15/08             2,500,000      2,719,375
                                            -----------
                                             25,309,908
                                            -----------

-------------------------------------------------------
WHOLESALE TRADE - 0.4%
NON-DURABLE GOODS - 0.4%
Lilly Del Mar, Inc.,
   7.717% 08/01/29 (a)(b)      2,250,000      2,366,179
                                            -----------
TOTAL CORPORATE FIXED-INCOME
   BONDS & NOTES
   (cost of $472,438,488)                   503,874,043
                                            -----------




See notes to investment portfolio.

June 30, 2003


GOVERNMENT AGENCIES
& OBLIGATIONS - 5.2%                  PAR         VALUE
-------------------------------------------------------
FOREIGN GOVERNMENT BOND - 0.7%
State of Qatar,
   9.750% 06/15/30 (a)        $ 2,750,000   $ 3,795,000
                                            -----------

-------------------------------------------------------
U.S. GOVERNMENT AGENCIES
& OBLIGATIONS - 4.5%
Federal National Mortgage
   Association,
   9.000% 07/01/19-06/01/20      111,825        123,341
                                            -----------
Government National
   Mortgage Association:
   10.000% 10/15/17-01/15/19       6,379          7,341
   10.500% 01/15/16-05/15/20      97,534        113,110
   11.500% 05/15/13               11,991         14,012
   12.500% 11/15/10-01/15/14      46,450         54,759
   13.000% 04/15/11                4,543          5,380
   14.000% 08/15/11                2,949          3,541
                                            -----------
                                                198,143
                                            -----------
U.S. Treasury Bonds and Notes:
   2.625% 05/15/08             3,980,000      4,016,059
   3.625% 05/15/13             1,590,000      1,602,418
   3.875% 02/15/13             5,780,000      5,947,753
   5.375% 02/15/31             11,820,000    13,309,970
                                            -----------
                                             24,876,200
                                            -----------
TOTAL GOVERNMENT AGENCIES
   & OBLIGATIONS
   (cost of $27,555,824)                     28,992,684
                                            -----------

ASSET-BACKED SECURITY - 0.3%
-------------------------------------------------------
PF Exempt Receivables Master Trust,
   6.436% 06/01/15 (a)
   (cost of $1,500,000)        1,500,000      1,507,500
                                            -----------

SHORT-TERM OBLIGATION - 2.2%
-------------------------------------------------------
Repurchase agreement with State
   Street Bank & Trust Co., dated
   06/30/03, due 07/01/03 at 1.000%,
   collateralized by a U.S. Treasury
   Bond maturing 02/15/20, market
   value $12,766,163 (repurchase
   proceeds $12,511,348)
   (cost of $12,511,000)       12,511,000    12,511,000
                                            -----------
TOTAL INVESTMENTS - 98.4%
   (cost of $514,005,312) (c)               546,885,227
                                            -----------

OTHER ASSETS & LIABILITIES, NET - 1.6%        8,765,939
-------------------------------------------------------
NET ASSETS - 100.0%                        $555,651,166
                                           ============




NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the value of these securities amounted to $112,455,399, which represents 20.2% of net assets.
(b) Interest rates on variable rate securities change periodically. The rate listed is as of June 30, 2003.
(c) Cost for federal income tax purposes is $515,697,162.




See notes to financial statements.

 STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003



ASSETS:
Investments, at cost                       $514,005,312
                                           ------------
Investments, at value                      $546,885,227
Receivable for:
   Investments sold                           8,037,475
   Fund shares sold                           1,756,053
   Interest                                   9,220,817
Expense reimbursement due from Advisor            2,828
Deferred Trustees' compensation plan              8,962
                                           ------------
     Total Assets                           565,911,362
                                           ------------
LIABILITIES:
Payable to custodian bank                       631,702
Payable for:
   Investments purchased                      8,194,759
   Fund shares repurchased                      597,962
   Distributions                                293,857
   Management fee                               218,940
   Administration fee                            59,148
   Transfer agent fee                           164,735
   Pricing and bookkeeping fees                  29,259
   Trustees' fees                                 1,141
   Distribution and services fees                 1,124
Deferred Trustees' fees                           8,962
Other liabilities                                58,607
                                           ------------
     Total Liabilities                       10,260,196
                                           ------------
NET ASSETS                                 $555,651,166
                                           ============
COMPOSITION OF NET ASSETS:
Paid-in capital                            $555,691,560
Overdistributed net investment income        (1,216,871)
Accumulated net realized loss               (31,703,438)
Net unrealized appreciation on investments   32,879,915
                                           ------------
NET ASSETS                                 $555,651,166
                                           ============
CLASS A:
Net assets                                 $ 89,739,779
Shares outstanding                            8,887,159
                                           ------------
Net asset value per share                  $      10.10(a)
                                           ============
Maximum offering price per share
   ($10.10/0.9525)                         $      10.60(b)
                                           ============
CLASS B:
Net assets                                 $ 32,430,028
Shares outstanding                            3,210,167
                                           ------------
Net asset value and offering
     price per share                       $      10.10(a)
                                           ============
CLASS C:
Net assets                                 $  5,522,124
Shares outstanding                              546,625
                                           ------------
Net asset value and offering
     price per share                       $      10.10(a)
                                           ============
CLASS Z:
Net assets                                 $427,959,235
Shares outstanding                           42,361,253
                                           ------------
Net asset value, offering and redemption
   price per share                         $      10.10
                                           ============

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)On sales of $50,000 or more the offering price is reduced.



 STATEMENT OF OPERATIONS

For the Year Ended June 30, 2003


INVESTMENT INCOME:
Interest                                   $ 30,799,067
                                           ------------
EXPENSES:
Expenses allocated from Portfolio                66,898
Management fee                                2,263,883
Administration fee                              631,184
Distribution fee:
   Class B                                      234,129
   Class C                                       32,871
Service fee:
   Class A                                      213,879
   Class B                                       78,797
   Class C                                       10,936
Transfer agent fee:
   Class A                                      279,968
   Class B                                      122,841
   Class C                                       16,165
   Class Z                                      510,392
Pricing and bookkeeping fees                    185,586
Trustees' fees                                   19,492
Custody fee                                      19,270
Other expenses                                  202,679
                                           ------------
   Total Operating Expenses                   4,888,970
Fees and expenses waived or reimbursed
   by Advisor                                   (77,965)
Fees waived by Distributor - Class C             (6,411)
Custody earnings credit                          (1,040)
                                           ------------
   Net Expenses                               4,803,554
                                           ------------
Net Investment Income                        25,995,513
                                           ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on:
   Investments                                3,417,955
   Foreign currency transactions                  9,655
                                           ------------
     Net realized gain                        3,427,610
                                           ------------
Net change in unrealized
   appreciation/depreciation
   on investments                            33,226,182
                                           ------------
Net Gain                                     36,653,792
                                           ------------

Net Increase in Net Assets from
   Operations                              $ 62,649,305
                                           ============




See notes to financial statements.

 STATEMENT OF CHANGES IN NET ASSETS

                                     YEAR ENDED
                                      JUNE 30,
INCREASE (DECREASE)         ---------------------------
IN NET ASSETS:                  2003 (a)      2002
-------------------------------------------------------
OPERATIONS:
Net investment income        $ 25,995,513  $ 18,767,145
Net realized gain (loss) on
   investments and foreign
   currency transactions        3,427,610   (2,281,856)
Net change in unrealized
   appreciation/depreciation
   on investments              33,226,182   (1,393,561)
                             ------------  -----------
Net Increase from Operations   62,649,305   15,091,728
                             ------------  -----------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                     (4,851,795)        (336)
   Class B                     (1,525,173)          --
   Class C                       (220,682)          --
   Class Z                    (21,848,537) (19,104,757)
Return of capital:
   Class A                             --           (1)
   Class Z                             --      (35,938)
                             ------------  -----------
Total Distributions Declared
   to Shareholders            (28,446,187) (19,141,032)
                             ------------  -----------

SHARE TRANSACTIONS:
Class A:
   Subscriptions               13,307,884      408,267
   Proceeds received in
     connection with merger    92,697,100           --
   Distributions reinvested     2,836,832          168
   Redemptions                (24,933,740)    (204,204)
                             ------------  -----------
     Net Increase              83,908,076      204,231
                             ------------  -----------
Class B:
   Subscriptions                7,355,762           --
   Proceeds received in
     connection with merger    32,521,573           --
   Distributions reinvested       951,704           --
   Redemptions                (10,486,433)          --
                             ------------  -----------
     Net Increase              30,342,606           --
                             ------------  -----------
Class C:
   Subscriptions                2,990,400           --
   Proceeds received in
     connection with merger     3,795,846           --
   Distributions reinvested       132,549           --
   Redemptions                 (1,717,380)          --
                             ------------  -----------
     Net Increase               5,201,415           --
                             ------------  -----------


(a) Class B and Class C shares commenced operations on July 15, 2002.




                                     YEAR ENDED
                                      JUNE 30,
INCREASE (DECREASE)         ---------------------------
IN NET ASSETS:                  2003 (a)      2002
-------------------------------------------------------

Class Z:
   Subscriptions             $140,602,354 $129,053,213
   Distributions reinvested    20,689,189   17,598,485
   Redemptions                (86,620,640) (81,573,998)
                             ------------ ------------
     Net Increase              74,670,903   65,077,700
                             ------------ ------------
Net Increase from Share
   Transactions               194,123,000   65,281,931
                             ------------ ------------
Total Increase in Net Assets  228,326,118   61,232,627

NET ASSETS:
Beginning of period           327,325,048  266,092,421
                             ------------ ------------
End of period (overdistributed
   net investment income
   of $(1,216,871) and
   $(420,053), respectively) $555,651,166 $327,325,048
                             ============ ============

CHANGES IN SHARES:
Class A:
   Subscriptions                1,404,563       42,979
   Issued in connection
     with merger                9,788,501           --
   Issued for distributions
     reinvested                   295,360           18
   Redemptions                 (2,622,883)     (21,498)
                             ------------ ------------
     Net Increase               8,865,541       21,499
                             ------------ ------------
Class B:
   Subscriptions                  772,472           --
   Issued in connection
     with merger                3,434,168           --
   Issued for distributions
     reinvested                    99,099           --
   Redemptions                 (1,095,572)          --
                             ------------ ------------
     Net Increase               3,210,167           --
                             ------------ ------------
Class C:
   Subscriptions                  311,006           --
   Issued in connection
     with merger                  400,829           --
   Issued for distributions
     reinvested                    13,770           --
   Redemptions                   (178,980)          --
                             ------------ ------------
     Net Increase                 546,625           --
                             ------------ ------------
Class Z:
   Subscriptions               14,613,670   13,516,624
   Issued for distributions
     reinvested                 2,140,928    1,844,361
   Redemptions                 (9,059,989)  (8,576,296)
                             ------------ ------------
     Net Increase               7,694,609    6,784,689
                             ------------ ------------




See notes to financial statements.

 NOTES TO FINANCIAL STATEMENTS

June 30, 2003




NOTE 1. ACCOUNTING POLICIES

ORGANIZATION:
Liberty Income Fund (the "Fund") (formerly, Stein Roe Income Fund), a series of Liberty-Stein Roe Funds Income Trust (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek total return by investing for a high level of current income and opportunities for capital appreciation. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is assessed on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a CDSC. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a CDSC on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

As of the end of business on July 12, 2002, the Stein Roe Income Fund acquired all the net assets of Liberty Income Fund pursuant to a plan of reorganization approved by Liberty Income Fund shareholders on June 28, 2002. All assets of Liberty Income Fund were transferred to Stein Roe Income Fund in a tax-free exchange and shareholders of Liberty Income Fund received shares of the Stein Roe Income Fund in exchange for their shares as follows:

                         LIBERTY
       STEIN ROE       INCOME FUND
      INCOME FUND      NET ASSETS       UNREALIZED
     SHARES ISSUED      RECEIVED       DEPRECIATION1
     -------------     -----------    --------------
      13,623,498      $129,014,519      $(883,393)

1 Unrealized depreciation is included in the Net Assets
  Received amount shown above.

                       NET ASSETS       NET ASSETS
      NET ASSETS       OF LIBERTY      OF STEIN ROE
     OF STEIN ROE      INCOME FUND      INCOME FUND
      INCOME FUND      IMMEDIATELY      IMMEDIATELY
       PRIOR TO         PRIOR TO           AFTER
      COMBINATION      COMBINATION      COMBINATION
     -------------    -------------    -------------
     $327,547,213     $129,014,519     $456,561,732

Prior to July 13, 2002, the Fund invested substantially all of its assets in the SR&F Income Fund Portfolio (the "Portfolio"), as part of a master/feeder structure. The Portfolio allocated income, expenses, realized and unrealized gains (losses) to its investors on a daily basis, based on methods in compliance with the Internal Revenue Service. Prior to reorganization described above, the Fund's pro-rata share of the Portfolio were distributed to the Fund based on allocation methods in compliance with the Internal Revenue Service.

Effective July 15, 2002, Stein Roe Income Fund was renamed Liberty Income Fund and began offering Class B and Class C shares. The Class S shares were subsequently redesignated as Class Z shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATIONS AND TRANSACTIONS:
Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES:
All income, expenses (other than class specific fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

INVESTMENT INCOME, DEBT DISCOUNT
AND PREMIUM:
Interest income is recorded on the accrual basis. Premium and discount are being amortized and accreted, respectively, for all debt securities.

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually.

FEDERAL INCOME TAXES:
Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

FUTURES CONTRACTS:
The Fund may enter into futures contracts to either hedge against expected declines of their portfolio securities or as a temporary substitute for the purchase of individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time a fund seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the portfolio securities being hedged.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirements. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. As of June 30, 2003, the Fund did not have any open futures contracts.

FOREIGN CURRENCY TRANSACTIONS:
Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes. The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

OTHER:
The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION
Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for deferral of losses from wash sales, premium amortization on debt securities, current year distribution payable, capital loss carryforwards and non-deductible expenses. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended June 30, 2003, permanent items identified and reclassified among the components of net assets are as follows:

    OVERDISTRIBUTED    ACCUMULATED
    NET INVESTMENT    NET REALIZED        PAID-IN
        INCOME            LOSS            CAPITAL
     -------------    -------------    -------------
      $1,653,856      $(14,416,468)     $12,762,612

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification. Included in the reclassification are book to tax timing differences totaling $12,762,588 which were aquired as part of the merger. These timing differences are mostly comprised of capital loss carryforwards and premium amortization on debt securities.

The tax character of distributions paid for the years ended June 30, 2003 and 2002 was as follows:

                                 2003           2002
                                 ----           ----
Distributions paid from:
   Ordinary income        $28,446,187    $19,105,093
   Tax return of capital           --         35,939

As of June 30, 2003, the components of distributable earnings on a tax basis were as follows:

             UNDISTRIBUTED
               ORDINARY         UNREALIZED
                INCOME         APPRECIATION
             -------------    --------------
                $562,345        $31,188,065

The following capital loss carryforwards, determined as of June 30, 2003, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

YEAR OF EXPIRATION          CAPITAL LOSS CARRYFORWARD
------------------          -------------------------
       2007                        $ 7,930,476
       2008                         10,554,632
       2009                          8,620,038
       2010                          1,393,345
       2011                          2,985,140
                                   -----------
                                   $31,483,631
                                   -----------

Of the capital loss carryforwards, $11,993,495 ($1,857,128 expiring June 30, 2007, $4,887,690 expiring June 30, 2008, $3,855,332 expiring June 30, 2009 and
$1,393,345 expiring June 30, 2010) was obtained in the merger with Liberty Income Fund (See Note 1).

Utilization of Liberty Income Fund's capital loss carry- forwards could be subject to merger limitations imposed by the Internal Revenue Code.

Expired capital loss carryforwards, if any, are treated as a reduction of paid-in-capital.

NOTE 3. FEES AND COMPENSATION PAID
TO AFFILIATES
On April 1, 2003, Stein Roe & Farnham Incorporated ("Stein Roe"), the investment advisor and administrator to the Fund, merged into Columbia Management Advisors Inc. ("Columbia"), an indirect, wholly-owned subsidiary of FleetBoston Financial Corporation. At the time of the merger, Columbia assumed the obligations of Stein Roe with respect to the Fund. The merger did not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund.

MANAGEMENT FEE:
Columbia is the investment advisor of the Fund and receives a monthly fee as follows:

            AVERAGE DAILY         ANNUAL
              NET ASSETS         FEE RATE
             ------------        ---------
          First $100 million      0.500%
           Over $100 million      0.475%

Prior to July 12, 2002, the management fee was paid by the Portfolio at the same rates.

ADMINISTRATION FEE:
Columbia also provides accounting and other services for a monthly fee to the Fund as follows:

            AVERAGE DAILY         ANNUAL
              NET ASSETS         FEE RATE
             ------------        ---------
          First $100 million      0.150%
           Over $100 million      0.125%

PRICING AND BOOKKEEPING FEES:
Columbia is responsible for providing pricing and bookkeeping services to the Fund under Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust Company ("State Street"). Columbia pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the year ended June 30, 2003, the annualized net asset based fee rate was 0.035%. The Fund also pays out-of-pocket costs for pricing services.

Prior to July 12, 2002, Columbia received from the Fund an annual flat fee of $5,000.

TRANSFER AGENT FEES:
Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of Columbia, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND
DISTRIBUTION FEES:
Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of Columbia, is the Fund's principal underwriter. For the year ended June 30, 2003, the Fund has been advised that the Distributor retained net underwriting discounts of $1,040 on sales of the Fund's Class A shares and received CDSC of $29,457, $91,600 and $902 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMIT:
Effective July 15, 2002, Columbia has voluntarily agreed, until further notice, to reimburse a portion of the Class A, Class B and Class C transfer agent fees so that the Class A, Class B and Class C transfer agent expense will not exceed 0.23% annually of the Class A, Class B and Class C average daily net assets.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of Columbia or its affiliates. The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which $1,040 of custody fees were reduced by balance credits for the year ended June 30, 2003. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. Expenses allocated from the Portfolio on the Statement of Operations include $61,944 paid to affiliates, prior to the liquidation of the Portfolio. These affiliated fees include: management, pricing and bookkeeping, transfer agent and trustees' fees.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:
For the year ended June 30, 2003, purchases and sales of investments, other than short-term obligations, were $529,023,135 and $447,187,986, respectively, of which $93,290,207 and $107,342,321, respectively, were U.S. Government securities.

Unrealized appreciation/depreciation at June 30, 2003 based on cost of investments, for federal income tax purposes was:

     Gross unrealized appreciation        $36,640,072
     Gross unrealized depreciation         (5,452,007)
                                          -----------
     Net unrealized appreciation          $31,188,065
                                          ===========

OTHER:
Investing in high-yield securities offers the potential for high current income and attractive total return, but involves greater credit and other risks not associated with investing in higher-quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease.

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5. LINE OF CREDIT
The Fund and other affiliated funds participate in a $350,000,000 credit facility which is used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to the Fund based on its borrowings. In addition, the Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. Prior to April 26, 2003, the Fund participated in a separate credit agreement with similar terms to its existing agreement. For the year ended June 30, 2003, there were no borrowings under this agreement.

 FINANCIAL HIGHLIGHTS


Selected data for a share outstanding throughout each period is as follows:

                                                                                    YEAR ENDED                  PERIOD
                                                                                     JUNE 30,                    ENDED
                                                                             --------------------------        JUNE 30,
CLASS A SHARES                                                                 2003             2002            2001 (a)
=======================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                          $  9.44          $  9.54          $  9.21
                                                                              -------          -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)(c)                                                     0.45             0.60(d)          0.61
Net realized and unrealized gain (loss) on investments and foreign currency      0.75            (0.08)(d)         0.32
                                                                              -------          -------          -------
   Total from Investment Operations                                              1.20             0.52             0.93
                                                                              -------          -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                      (0.54)           (0.62)           (0.60)
Return of capital                                                                  --               --(e)            --
                                                                              -------          -------          -------
   Total Distributions Declared to Shareholders                                 (0.54)           (0.62)           (0.60)
                                                                              -------          -------          -------
NET ASSET VALUE, END OF PERIOD                                                $ 10.10          $  9.44          $  9.54
                                                                              =======          =======          =======
Total return (f)                                                               13.18%(g)         5.53%           10.41%(h)
                                                                              =======          =======          =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (b)(i)                                                                 1.23%            1.10%            1.12%(j)
Net investment income (b)(i)                                                    5.12%            6.32%(d)         7.08%(j)
Waiver/reimbursement                                                            0.05%               --               --
Portfolio turnover rate                                                           96%             136%(k)          128%(k)
Net assets, end of period (000's)                                             $89,740          $   204          $     1

(a)Class A shares were initially offered on July 31, 2000. Per share data and total return reflect activity from that date.
(b)Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Income
   Fund Portfolio, prior to the merger.
(c)Per share data was calculated using average shares outstanding during the period.
(d)Effective July 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.40% to 6.32%. Per share data and ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.
(e)Rounds to less than $0.01 per share.
(f)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(g)Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.
(h)Not annualized.
(i)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(j)Annualized.
(k)Portfolio turnover disclosed is for the SR&F Income Portfolio.

Selected data for a share outstanding throughout the period is as follows:

                                                                                     PERIOD
                                                                                      ENDED
                                                                                    JUNE 30,
CLASS B SHARES                                                                      2003 (a)
============================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                                 $  9.47
                                                                                     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)(c)                                                            0.40
Net realized and unrealized gain on investments and foreign currency                    0.68
                                                                                     -------
   Total from Investment Operations                                                     1.08
                                                                                     -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                             (0.45)
                                                                                     -------
NET ASSET VALUE, END OF PERIOD                                                       $ 10.10
                                                                                     =======
Total return (d)(e)(f)                                                                11.78%
                                                                                     =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (b)(g)(h)                                                                      1.99%
Net investment income (b)(g)(h)                                                         4.39%
Waiver/reimbursement (h)                                                                0.11%
Portfolio turnover rate                                                                   96%
Net assets, end of period (000's)                                                     $32,430

(a)Class B shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.
(b)Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Income
   Fund Portfolio, prior to the merger.
(c)Per share data was calculated using average shares outstanding during the period.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)Had the Advisor not reimbursed a portion of expenses, total return would have been reduced.
(f)Not annualized.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)Annualized.

Selected data for a share outstanding throughout the period is as follows:

                                                                              PERIOD
                                                                               ENDED
                                                                             JUNE 30,
CLASS C SHARES                                                               2003 (a)
=====================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                          $  9.47
                                                                              -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (b)(c)                                                     0.42
Net realized and unrealized gain on investments and foreign currency             0.68
                                                                              -------
   Total from Investment Operations                                              1.10
                                                                              -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                                      (0.47)
                                                                              -------
NET ASSET VALUE, END OF PERIOD                                                $ 10.10
                                                                              =======
Total return (d)(e)(f)                                                         11.94%
                                                                              =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses (b)(g)(h)                                                              1.84%
Net investment income (b)(g)(h)                                                 4.51%
Waiver/reimbursement (h)                                                        0.23%
Portfolio turnover rate                                                           96%
Net assets, end of period (000's)                                             $ 5,522

(a)Class C shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.
(b)Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Income Fund Portfolio, prior to the merger.
(c)Per share data was calculated using average shares outstanding during the period.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)Had the Advisor/Distributor not reimbursed a portion of expenses, total return would have been reduced.
(f)Not annualized.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                                                                YEAR ENDED JUNE 30,
                                                        ---------------------------------------------------------------
CLASS Z SHARES                                               2003         2002         2001         2000         1999
=======================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                       $  9.44       $  9.54      $  9.15      $  9.41      $ 10.03
                                                           -------       -------      -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                                  0.53          0.63(c)      0.69         0.70         0.67
Net realized and unrealized gain (loss) on
   investments and foreign currency                           0.71         (0.09)(c)     0.39        (0.26)       (0.62)
                                                           -------       -------      -------      -------      -------
   Total from Investment Operations                           1.24          0.54         1.08         0.44         0.05
                                                           -------       -------      -------      -------      -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                                   (0.58)        (0.64)       (0.69)       (0.70)       (0.67)
Return of capital                                               --            --(d)        --           --           --
                                                           -------       -------      -------      -------      -------
   Total Distributions Declared to Shareholders              (0.58)        (0.64)       (0.69)       (0.70)       (0.67)
                                                           -------       -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD                             $ 10.10       $  9.44      $  9.54      $  9.15      $  9.41
                                                           =======       =======      =======      =======      =======
Total return (e)                                            13.61%         5.80%       12.20%        4.92%        0.52%
                                                           =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET
   ASSETS/SUPPLEMENTAL DATA:
Expenses (b)(f)                                              0.84%         0.85%        0.86%        0.86%        0.84%
Net investment income (b)(f)                                 5.51%         6.57%(c)     7.32%        7.58%        6.91%
Portfolio turnover rate                                        96%          136%(g)      128%(g)      205%(g)      203%(g)
Net assets, end of period (000's)                         $427,959      $327,121     $266,091     $227,090     $294,640

(a)Per share data was calculated using average shares outstanding during the period.
(b)Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Income Fund Portfolio, prior to the merger.
(c)Effective July 1, 2001, the Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.65% to 6.57%. Per share data and ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.
(d)Rounds to less than $0.01 per share.
(e)Total return at net asset value assuming all distributions reinvested.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)Portfolio turnover disclosed is for the SR&F Income Portfolio.

 REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF LIBERTY-STEIN ROE FUNDS INCOME TRUST LIBERTY INCOME FUND

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Liberty Income Fund (formerly, Stein Roe Income
Fund) (the "Fund") (a series of Liberty-Stein Roe Funds Income Trust) as of June 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liberty Income Fund (a series of Liberty-Stein Roe Funds Income Trust) at June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                          /s/ Ernst & Young LLP

Boston, Massachusetts
August 19, 2003

TRUSTEES AND OFFICERS

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty Funds. The Statement of Additional Information (SAI) contains additional information about the Trustees and is available without charge upon request by calling the fund's distributor at 800-345-6611.

                                                                                                        Number of
                                          Year First                                                   Portfolios in
                                          Elected or                                                   Liberty Funds       Other
                           Position with  Appointed        Principal Occupation(s)                    Complex Overseen Directorships
Name, Address and Age     Liberty Funds   to Office1       During Past Five Years                        by Trustee        Held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 47)     Trustee      1996        Executive Vice President - Strategy of United          85          None
P.O. Box 66100                                          Airlines (airline) since December, 2002 (formerly
Chicago, IL 60666                                       President of UAL Loyalty Services (airline) from
                                                        September, 2001 to December, 2002; Executive
                                                        Vice President and Chief Financial Officer of United
                                                        Airlines from March, 1993 to September, 2001; Senior
                                                        Vice President and Chief Financial Officer of UAL,
                                                        Inc. prior thereto).

Janet Langford Kelly (Age 45)  Trustee      1996        Executive Vice President-Corporate Development         85          None
One Kellogg Square                                      and Administration, General Counsel and Secretary,
Battle Creek, MI 49016                                  Kellogg Company (food manufacturer), since
                                                        September, 1999; Senior Vice President, Secretary and
                                                        General Counsel, Sara Lee Corporation (branded,
                                                        packaged, consumer-products manufacturer) from
                                                        January, 1995 to September, 1999.

Richard W. Lowry (Age 67)      Trustee      1995        Private Investor since August, 1987 (formerly          87(4)       None
10701 Charleston Drive                                  Chairman and Chief Executive Officer, U.S. Plywood
Vero Beach, FL 32963                                    Corporation (building products manufacturer)).

Charles R. Nelson (Age 60)     Trustee      1981        Professor of Economics, University of Washington,      120(2)      None
Department of Economics                                 since January, 1976; Ford and Louisa Van Voorhis
University of Washington                                Professor of Political Economy, University of
Seattle, WA 98195                                       Washington, since September, 1993; Director, Institute
                                                        for Economic Research, University of Washington, since
                                                        September, 2001; Adjunct Professor of Statistics,
                                                        University of Washington, since September, 1980;
                                                        Associate Editor, Journal of Money Credit and Banking,
                                                        since September, 1993; consultant on econometric and
                                                        statistical matters.

John J. Neuhauser (Age 60)     Trustee      1985        Academic Vice President and Dean of Faculties since    88(4,5) Saucony, Inc.
84 College Road                                         August, 1999, Boston College (formerly Dean, Boston             (athletic
Chestnut Hill, MA 02467-3838                            College School of Management from September, 1977               footwear);
                                                        to September, 1999.                                          SkillSoft Corp.
                                                                                                                        (E-Learning)

Thomas E. Stitzel (Age 67)     Trustee      1998        Business Consultant since 1999 (formerly Professor of  85          None
2208 Tawny Woods Place                                  Finance from 1975 to 1999 and Dean from 1977 to 1991,
Boise, ID  83706                                        College of Business, Boise State University); Chartered
                                                        Financial Analyst.



                                                                                                         Number of
                                          Year First                                                  Portfolios in
                                          Elected or                                                   Liberty Funds       Other
                           Position with  Appointed       Principal Occupation(s)                     Complex Overseen Directorships
Name, Address and Age     Liberty Funds   to Office1      During Past Five Years                        by Trustee        Held
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 66)    Trustee      1996        Managing Director, William Blair Capital Partners      85        Anixter
27 West Monroe Street, Suite 3500                       (private equity investing) since September, 1994              International
Chicago, IL 60606                                       (formerly Chief Executive Officer and Chairman              (network support
                                                        of the Board of Directors, Continental Bank                      equipment
                                                        Corporation prior thereto).                                    distributor),
                                                                                                                        Jones Lang
                                                                                                                      LaSalle (real
                                                                                                                         estate
                                                                                                                        management
                                                                                                                         services)
                                                                                                                      and MONY Group
                                                                                                                   (life insurance).

Anne-Lee Verville (Age 58)     Trustee      1998        Author and speaker on educational systems needs        86(5)  Chairman of
359 Stickney Hill Road                                  (formerly General Manager, Global Education                   the Board of
Hopkinton, NH  03229                                    Industry from 1994 to 1997, and President,                      Directors,
                                                        Applications Solutions Division from 1991 to 1994,            Enesco Group,
                                                        IBM Corporation (global education and                       Inc. (designer,
                                                        global applications)).                                        importer and
                                                                                                                     distributor of
                                                                                                                      giftware and
                                                                                                                      collectibles).




INTERESTED TRUSTEES
William E. Mayer3 (Age 63)     Trustee      1994        Managing Partner, Park Avenue Equity Partners          87(4) Lee Enterprises
399 Park Avenue                                         (private equity) since February, 1999 (formerly              (print media),
Suite 3204                                              Founding Partner, Development Capital LLC                 WR Hambrecht + Co.
New York, NY 10022                                      from November 1996 to February, 1999; Dean and            (financial service
                                                        Professor, College of Business and Management,                provider) and
                                                        University of Maryland from October, 1992 to                  First Health
                                                        November, 1996).                                               (healthcare).

Joseph R. Palombo3 (Age 50)    Trustee,     2000        Executive Vice President and Chief Operating Officer   86(6)       None
One Financial Center        Chairman of                 of Columbia Management Group, Inc. (Columbia
Boston, MA 02111            the Board and               Management) since December, 2001 and Director,
                              President                 Executive Vice President and Chief Operating Officer of
                                                        the Advisor since April, 2003 (formerly Chief Operations
                                                        Officer of Mutual Funds, Liberty Financial Companies,
                                                        Inc. from August, 2000 to November, 2001; Executive
                                                        Vice President of Stein Roe & Farnham Incorporated
                                                        (Stein Roe) from April, 1999 to April, 2003; Director
                                                        of Colonial Management Associates, Inc. (Colonial)
                                                        from April, 1999 to April, 2003; Director of Stein Roe
                                                        from September, 2000 to April, 2003) President of
                                                        Liberty Funds and Galaxy Funds since February, 2003
                                                        (formerly Vice President from September 2002 to
                                                        February 2003); Manager of Stein Roe Floating Rate
                                                        Limited Liability Company since October, 2000;
                                                        (formerly Vice President of the Liberty Funds from
                                                        April, 1999 to August, 2000; Chief Operating Officer
                                                        and Chief Compliance Officer, Putnam Mutual Funds
                                                        from December, 1993 to March, 1999).





1 In December, 2000, the boards of each of the Liberty Funds and former Stein Roe funds were combined into one board of trustees with common membership. The date shown is the earliest date on which a trustee was elected to either the Liberty Funds board or the former Stein Roe funds board.
2 In addition to serving as a disinterested Trustee of the Liberty Funds, Mr. Nelson serves as a disinterested Director or Trustee of the Columbia Funds and CMG Funds, currently consisting of 15 funds and 20 funds, respectively, which are advised by the Advisor.
3  Mr. Mayer is an "interested person" (as defined in the Investment Company
   Act of 1940 (1940 Act)) by reason of his affiliation with WR Hambrecht +
   Co. Mr. Palombo is an interested person as an employee of the Advisor.
4 In addition to serving as trustees of Liberty Funds, Messrs. Lowry, Neuhauser and Mayer each serve as a director/trustee of the Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.
5 In addition to serving as disinterested trustees of the Liberty Funds, Mr. Neuhauser and Ms. Verville serve as disinterested directors of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.
6 In addition to serving as an interested trustee of the Liberty Funds, Mr. Palombo serves as an interested director of Columbia Management Multi-Strategy Hedge Fund, LLC, which is advised by the Advisor.



22
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


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




OFFICERS AND TRANSFER AGENT

                                         Year First
                                         Elected or
                         Position with   Appointed
Name, Address and Age   Liberty Funds    to Office       Principal Occupation(s) During Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
Vicki L. Benjamin (Age 41)     Chief        2001        Controller of the Liberty Funds and of the Liberty All-Star Funds since May,
One Financial Center         Accounting                 2002; Chief Accounting Officer of the Liberty Funds and Liberty All-Star
Boston, MA 02111             Officer and                Funds since June, 2001; Controller and Chief Accounting Officer of the
                             Controller                 Galaxy Funds since September, 2002 (formerly Vice President, Corporate
                                                        Audit, State Street Bank and Trust Company from May, 1998 to April, 2001;
                                                        Audit Manager from July, 1994 to June, 1997; Senior Audit Manager from July,
                                                        1997 to May, 1998, Coopers & Lybrand, LLP).

J. Kevin Connaughton (Age 39)  Treasurer    2000        Treasurer of the Liberty Funds and of the Liberty All-Star Funds since
One Financial Center                                    December, 2000; Vice President of the Advisor since April, 2003 (formerly
Boston, MA 02111                                        Controller of the Liberty Funds and of the Liberty All-Star Funds from
                                                        February, 1998 to October, 2000); Treasurer of the Galaxy Funds since
                                                        September, 2002; Treasurer, Columbia Management Multi-Strategy Hedge Fund,
                                                        LLC since December, 2002 (formerly Vice President of Colonial from February,
                                                        1998 to October, 2000 and Senior Tax Manager, Coopers & Lybrand, LLP from
                                                        April, 1996 to January, 1998).



IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Income Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Liberty Income Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.


ANNUAL REPORT:
Liberty Income Fund

Liberty Income Fund  ANNUAL REPORT, JUNE 30, 2003

[eagle head logo]

LibertyFunds

A Member of Columbia Management Group

(C)2003 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621


                                    PRSRT STD
                                  U.S. POSTAGE
                                      PAID
                                  HOLLISTON, MA
                                  PERMIT NO. 20


                                                751-02/615O-0603 (08/03) 03/2215

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable at this time.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable at this time.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits under the Securities Exchange Act of 1934, as amended, is accumulated and communicated to the Registrant's management, including the Chief Executive Officer and Chief Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant's internal control over financial reporting that occurred over the registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17270.30a-2(a)). Attached hereto as
Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17270.30a-2(b)). Attached hereto as
Exhibit 99.906CERT.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Liberty-Stein Roe Funds Income Trust
            -----------------------------------------------------------

By (Signature and Title)  /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    September 5, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    September 5, 2003
    -------------------------------------------------------------------

By (Signature and Title)  /s/ J. Kevin Connaughton
                         ----------------------------------------------
                         J. Kevin Connaughton, Treasurer

Date    September 5, 2003
    -------------------------------------------------------------------